Filed on: February 16, 2012
File No. 333-41180
File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	20	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	47	☒

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
(785) 438-3000

Name of Agent for Service for Process:
Chris Swickard, Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

o immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on May 1, 2012, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒    on May 1, 2012, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

The prospectus and statement of additional information dated May 1, 2011 for the SecureDesigns® Variable Annuity in the Registration Statement for SBL Variable Annuity Account XIV on Form N-4, File No. 333-41180, as filed on April 29, 2011, accession no. 0000891804-11-001771, are hereby incorporated by reference.

Prospectus
May 1, 2012

NEA VALUEBUILDER VARIABLE ANNUITY

NEA 191 28-01917-00 2011/05/01

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

NEA VALUEBUILDER VARIABLE ANNUITY

Individual Flexible Purchase Payment

Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-NEA-VALU	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	American Century Equity Income

•	American Century Heritage

•	American Century International Growth

•	American Century Select

•	American Century Strategic Allocation: Aggressive

•	American Century Strategic Allocation: Conservative

•	American Century Strategic Allocation: Moderate

•	Ariel®

•	Aston/Fairpointe Mid Cap (formerly Aston/Optimum Mid Cap)

•	Calamos® Growth

•	Calamos® Growth and Income

•	Calamos® High Yield

•	Dreyfus Appreciation

•	Dreyfus General Money Market

•	Dreyfus Opportunistic Midcap Value (formerly Dreyfus Midcap Value)

•	Dreyfus Strategic Value

•	Federated Bond

•	Fidelity® Advisor Dividend Growth

•	Fidelity® Advisor Mid Cap3

•	Fidelity® Advisor Real Estate

•	Fidelity® Advisor Value Strategies

•	Goldman Sachs Emerging Markets Equity2

•	Goldman Sachs Government Income

•	Invesco Basic Value

•	Invesco Dynamics

•	Invesco Large Cap Growth

•	Invesco Mid Cap Core Equity

•	Invesco Small Cap Growth

•	Invesco Technology

•	Invesco Van Kampen Comstock (formerly Van Kampen Comstock)

•	Invesco Van Kampen Equity and Income (formerly Van Kampen Equity and Income)

•	Invesco Van Kampen Mid Cap Growth (formerly Van Kampen Mid Cap Growth)

•	Janus INTECH Risk-Managed Core

•	Janus Overseas

•	Neuberger Berman Core Bond

•	Neuberger Berman Partners

•	Neuberger Berman Socially Responsive

•	PIMCO Foreign Bond (U.S. Dollar-Hedged)

•	PIMCO High Yield

•	Prudential Jennison 20/20 Focus

•	Prudential Jennison Small Company4

•	Prudential Small-Cap Value (formerly Prudential Small-Cap Core Equity)

•	Royce Opportunity

•	Royce Value

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. You should read this Prospectus carefully and retain it for future reference.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2012

NEA 191                                            Protected by U.S. Patent No. 7,251,623 B1.               28-01917-00  2011/05/01

•	RS Technology

•	RS Value

•	Rydex | SGI Alpha Opportunity2

•	Rydex | SGI High Yield

•	Rydex | SGI Large Cap Concentrated Growth

•	Rydex | SGI Large Cap Core

•	Rydex | SGI Large Cap Value

•	Rydex | SGI Mid Cap Growth

•	Rydex | SGI Mid Cap Value

•	Rydex | SGI MSCI EAFE Equal Weight (formerly Rydex | SGI Global)

•	Rydex | SGI Small Cap Growth2

•	Rydex | SGI U.S. Intermediate Bond

•	T. Rowe Price Capital Appreciation

•	T. Rowe Price Growth Stock

•	Wells Fargo Advantage Growth

•	Wells Fargo Advantage Large Cap Core (formerly Wells Fargo Advantage Large Company Core)

•	Wells Fargo Advantage Opportunity

•	Wells Fargo Advantage Small Cap Value

1	Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, “The Separate Account and the Funds.”

2
These Subaccounts are not available to members of the Teacher Retirement System of Texas who are employees of school districts or open-enrollment charter schools purchasing a tax-sheltered annuity through a salary reduction arrangement.

3
The Fidelity® Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity® Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity® Advisor Mid Cap Subaccount.

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The Prudential Jennison Small Company Subaccount (formerly Jennison Small Company Subaccount) is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Prudential Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Prudential Jennison Small Company Subaccount.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2012, which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-NEA-VALU. The table of contents of the Statement of Additional Information is set forth on page 67 of this Prospectus.

The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and NEA’s Member Benefits Corporation (“MBC”), a wholly-owned subsidiary of The National Education Association of the United States (the “NEA”). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Valuebuilder Program (subject to limited exceptions), and MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program. The Company pays a fee to MBC under the agreement. Neither the NEA nor MBC is registered as a broker-dealer and does not distribute the Contract or provide securities brokerage services. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. See “Information About the Company, the Separate Account, and the Funds” for more information.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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Misstatements	53
Loans	53
Restrictions on Withdrawals from Qualified Plans	54
Restrictions under the Texas Optional Retirement Program	55

Federal Tax Matters	55
Introduction	55
Tax Status of the Company and the Separate Account	56
Qualified Plans	56
Other Tax Considerations	61

Other Information	62
Voting of Underlying Fund Shares	62
Substitution of Investments	62
Changes to Comply with Law and Amendments	63
Reports to Owners	63
Electronic Privileges	63
State Variations	63
Legal Proceedings	64
Sale of the Contract	64
Legal Matters	66

Performance Information	66

Additional Information	66
Registration Statement	66
Financial Statements	67

Table of Contents for Statement of Additional Information	67

Objectives for Underlying Funds	67

Appendix A – Riders Available for Purchase Only Prior to February 1, 2010

Appendix B – Riders Available for Purchase Only Prior to July 1, 2012

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Debt — The unpaid loan balance including loan interest.

Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See “The Fixed Account.”

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Guaranteed Rate — The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

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Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.

Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.”

You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

The Fidelity® Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, the Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007, and the Fidelity® Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity® Advisor International Capital Appreciation Subaccount after December 31, 2004.

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Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See “The Fixed Account.”

Purchase Payments — Your initial Purchase Payment must be at least $1,000 or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select the Extra Credit at 4% rider .  The Company makes this rider available only at issue. You cannot change or cancel the rider after it is issued. The Extra Credit at 4% rider is available in every state. See the detailed description of the Extra Credit at 4% rider under “Optional Riders.”

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

      For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix B – Riders Available for Purchase Only Prior to July 1, 2012 .

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

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The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The Company will also waive the withdrawal charge for Contracts issued on or after July 1, 2012 if, at the time of withdrawal:  (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2)  the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.  Effective as of the date of the first withdrawal under the terms of this waiver, no additional Purchase Payments may be made to the Contract.  The Company assesses a monthly charge in connection with this waiver feature.  This waiver is not available for Contracts issued prior to July 1, 2012.  See “Charge for Certain Waivers of the Withdrawal Charge.”

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See “Contingent Deferred Sales Charge.”

Charge for Certain Waivers of the   Withdrawal Charge . For Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge under certain circumstances.  The amount of the charge is equal to 0.25%, on an annual basis, of your Contract Value. See “Charge for Certain Waivers of the Withdrawal Charge.”

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

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These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.

Teacher Retirement System of Texas – Limits on Optional Riders. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select the Extra Credit at 4% Rider.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5 .75% plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0% . The net cost of a loan is the interest rate charged by the Company less the interest rate credited . Thus, the highest net cost of a loan you may be charged is 2.75%, plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges.

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to

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pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-NEA-VALU.

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Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%1
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$302
Net Loan Interest Charge3	2.75%
Charge for Certain Waivers of the Withdrawal Charge (as a percentage of Contract Value)	0.25% 4
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.90%5
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.55%6
Total Separate Account Annual Expenses	2.60%
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
2    A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
3    The net loan cost equals the difference between the amount of interest the Company charges you for a loan ( which will be no greater than 5 .75% plus the charge for Certain Waivers of the Withdrawal Charge and the total charges for riders you have selected ) and the amount of interest the Company credits to the Loan Account, which is 3.0% . The highest net cost of a loan is therefore 2.75%, plus the charge for Certain Waivers of the Withdrawal Charge and the amount of any applicable rider charges.
4    For Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge if, at the time of withdrawal:  (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2)  the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.  During the Annuity Period, we will continue to deduct the monthly charge if Annuity Option 5 or 6 is selected.  This waiver is not available for Contracts issued prior to July 1, 2012.  See “Charge for Certain Waivers of the Withdrawal Charge.”
5    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.90%; $25,000 or more – 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”
6     If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 1.55% of Contract Value for riders elected prior to February 1, 2010 (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).

11

Optional Rider Expenses (as a percentage of Contract Value)
	Interest Rate1	Annual Rider Charge
Riders Available For Purchase With The Contract:

Extra Credit Rider 5	4%	0.55%
Riders Available For Purchase ONLY Prior To July 1, 2012:
Annual Stepped Up Death Benefit	---	0.20%
Waiver of Withdrawal Charge	---	0.05%
Waiver of Withdrawal Charge – 15 Years or Disability	---	0.05%
Alternate Withdrawal Charge Rider3	0-Year	0.70%
	4-Year	0.55%
Riders Available For Purchase ONLY Prior To February 1, 2010:
Guaranteed Minimum Income Benefit Rider	3%	0.15%
	5%	0.30%

Guaranteed Growth Death Benefit Rider	3%	0.10%
	5%	0.20%
	6%4	0.25%
	7%4	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	5%	0.25%
Enhanced Death Benefit Rider	---	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	---	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	5%	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.45%2
Total Protection Rider	---	0.85%2
Extra Credit Rider5	3%	0.40%
	5%	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	---	0.10%
Waiver of Withdrawal Charge Rider—Hardship	---	0.15%

12

Optional Rider Expenses (as a percentage of Contract Value)
Interest Rate1	Annual Rider Charge
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	---	0.20%
1    Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2    The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” in Appendix A - Riders Available for Purchase Only Prior to February 1, 2010. The current charge for each such Rider is used in calculating the maximum Rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
3    If the 4-Year Alternate Withdrawal Charge Rider was not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See ”Alternate Withdrawal Charge” in Appendix B - Riders Available for Purchase Only Prior to July 1, 2012.
4    Not available to Texas residents.
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	[ ]%	[ ]%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	[ ]%	[ ]%
1     Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2011, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2011. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2013 .

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, the charge for Certain Waivers of the Withdrawal Charge, separate account annual expenses (including a maximum rider charge of 1.55%) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$[ ]	$[ ]	$[ ]	$[ ]
If you do not surrender or you annuitize your Contract	[ ]	[ ]	[ ]	[ ]

13

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Equity Income	2010	$11.09	$12.05	497,170
	2009	10.30	11.09	485,841
	2008	13.43	10.30	478,741
	2007	13.77	13.43	516,997
	20063,4	12.00	13.77	493,748
	2005	12.21	12.00	423,121
	20042	11.31	12.21	186,309
	2003	9.49	11.31	97,385
	2002	10.41	9.49	47,779
	20011	10.11	10.41	6,302
American Century Heritage	2010	10.14	12.77	126,867
	2009	7.72	10.14	120,611
	2008	14.95	7.72	105,908
	2007	10.70	14.95	97,855
	20063,4	9.52	10.70	33,835
	2005	8.12	9.52	49,172
	20042	7.90	8.12	14,551
	2003	6.78	7.90	4,276
	2002	8.40	6.78	946
	20011	10.09	8.40	652
American Century International Growth	2010	8.30	9.06	390,483
	2009	6.45	8.30	263,483
	2008	12.28	6.45	280,240
	2007	10.93	12.28	278,092
	20063,4	9.11	10.93	248,449
	2005	8.38	9.11	229,787
	20042	7.57	8.38	83,030
	2003	6.29	7.57	45,457
	2002	8.12	6.29	29,825
	20011	9.21	8.12	2,116
American Century Select	2010	6.25	6.87	233,416
	2009	4.84	6.25	238,718
	2008	8.35	4.84	241,833
	2007	7.16	8.35	242,332
	20063,4	7.60	7.16	280,697
	2005	7.85	7.60	301,761
	20042	7.62	7.85	248,705
	2003	6.37	7.62	126,043
	2002	8.60	6.37	36,916
	20011	9.59	8.60	1,562
American Century Strategic Allocation: Aggressive	2010	8.55	9.46	39,891
	2009	7.09	8.55	63,604
	2008	11.13	7.09	54,626
	2007	10.10	11.13	313,110
	20063,4	10.00	10.10	---

14

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Strategic Allocation: Conservative	2010	$ 9.18	$ 9.66	16,520
	2009	8.35	9.18	25,853
	2008	10.34	8.35	58,440
	2007	10.02	10.34	117,551
	20063,4	10.00	10.02	---
American Century Strategic Allocation: Moderate	2010	8.86	9.58	27,609
	2009	7.63	8.86	39,253
	2008	10.75	7.63	38,469
	2007	10.08	10.75	32,372
	20063,4	10.00	10.08	334
Ariel®	2010	9.21	11.16	286,827
	2009	5.86	9.21	311,110
	2008	11.78	5.86	328,335
	2007	12.46	11.78	402,330
	20063,4	11.74	12.46	448,736
	2005	12.09	11.74	474,699
	20042	10.31	12.09	262,445
	2003	8.37	10.31	76,731
	2002	10.07	8.37	12,721
Aston/Fairpointe Mid Cap (formerly Aston/Optimum Mid Cap)	2010	9.74	11.52	94,553
	2009	6.09	9.74	74,064
	2008	11.08	6.09	91,881
	2007	10.21	11.08	27,072
	20063,4	10.00	10.21	2,812
Calamos® Growth	2010	9.76	11.27	1,420,006
	2009	6.66	9.76	1,524,822
	2008	13.92	6.66	1,548,193
	2007	11.75	13.92	1,478,503
	20063,4	12.04	11.75	1,516,203
	2005	11.54	12.04	1,405,361
	20042	10.11	11.54	943,864
	2003	7.39	10.11	531,609
	2002	9.13	7.39	218,387
	20011	9.70	9.13	35,400
Calamos® Growth and Income	2010	11.74	12.66	1,080,647
	2009	8.91	11.74	1,137,069
	2008	13.41	8.91	1,223,342
	2007	12.73	13.41	1,214,524
	20063,4	12.05	12.73	1,220,266
	2005	11.60	12.05	972,462
	20042	11.00	11.60	635,590
	2003	8.96	11.00	294,054
	2002	9.72	8.96	125,714
	20011	9.89	9.72	19,412
Calamos® High Yield	2010	9.88	10.52	43,357
	2009	7.01	9.88	53,877
	2008	10.04	7.01	19,502
	2007	10.03	10.04	17,189
	20063,4	10.00	10.03	2,408

15

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus Appreciation	2010	$ 7.35	$ 8.15	534,948
	2009	6.32	7.35	560,112
	2008	9.71	6.32	322,134
	2007	9.48	9.71	323,968
	20063,4	8.48	9.48	312,846
	2005	8.47	8.48	346,725
	20042	8.34	8.47	261,696
	2003	7.20	8.34	133,359
	2002	9.04	7.20	79,711
	20011	9.64	9.04	16,424
Dreyfus General Money Market	2010	8.42	8.10	663,422
	2009	8.74	8.42	720,525
	2008	8.89	8.74	892,508
	2007	8.86	8.89	344,674
	20063,4	8.85	8.86	183,211
	2005	8.99	8.85	96,114
	20042	9.31	8.99	79,034
	2003	9.66	9.31	37,676
	2002	9.93	9.66	32,662
	20011	10.00	9.93	7,130
Dreyfus Opportunistic Midcap Value (previously Dreyfus Midcap Value)	2010	10.45	12.56	161,052
	2009	6.71	10.45	183,546
	2008	11.60	6.71	192,682
	2007	11.44	11.60	182,717
	20063,4	10.77	11.44	177,956
	2005	10.36	10.77	170,158
	20042	9.17	10.36	156,368
	2003	6.05	9.17	115,169
	2002	9.44	6.05	88,629
	20011	9.60	9.44	10,151
Dreyfus Strategic Value	2010	9.73	10.76	758,732
	2009	8.10	9.73	730,649
	2008	13.16	8.10	635,129
	2007	12.93	13.16	379,453
	20063,4	11.21	12.93	272,390
	2005	10.76	11.21	148,805
	20042	9.52	10.76	87,176
	2003	6.89	9.52	37,184
	2002	9.80	6.89	26,572
	20011	9.93	9.80	1,387
Federated Bond	2010	10.50	11.21	479,272
	2009	8.64	10.50	443,346
	2008	10.01	8.64	211,527
	2007	9.91	10.01	145,586
	20063,4	10.00	9.91	25,517

16

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® Advisor Dividend Growth	2010	$ 7.05	$ 8.21	213,797
	2009	4.80	7.05	236,768
	2008	8.93	4.80	235,143
	2007	9.26	8.93	224,363
	20063,4	8.44	9.26	261,631
	2005	8.52	8.44	273,457
	20042	8.42	8.52	227,521
	2003	7.16	8.42	111,746
	2002	9.40	7.16	50,115
	20011	9.90	9.40	4,709
Fidelity® Advisor International Capital Appreciation	2010	9.33	10.36	55,754
	2009	6.24	9.33	66,752
	2008	13.25	6.24	72,855
	2007	13.20	13.25	84,237
	20063,4	11.99	13.20	113,691
	2005	11.00	11.99	132,937
	20042	10.38	11.00	170,577
	2003	7.66	10.38	108,858
	2002	9.12	7.66	11,026
	20011	9.28	9.12	637
Fidelity® Advisor Mid Cap	2010	8.45	10.06	44,544
	2009	6.00	8.45	49,488
	2008	13.11	6.00	51,139
	2007	12.45	13.11	53,068
	20063,4	11.45	12.45	55,621
	2005	11.00	11.45	53,810
	20042	9.87	11.00	48,322
	2003	7.14	9.87	32,199
	2002	9.14	7.14	18,240
	20011	10.01	9.14	7,408
Fidelity® Advisor Real Estate	2010	5.79	7.16	149,468
	2009	4.42	5.79	127,296
	2008	7.68	4.42	108,075
	2007	9.76	7.68	42,844
	20063,4	10.00	9.76	21,702
Fidelity® Advisor Value Strategies	2010	9.25	11.20	119,479
	2009	6.07	9.25	125,998
	2008	12.97	6.07	123,740
	2007	12.84	12.97	127,497
	20063,4	11.54	12.84	131,711
	2005	11.74	11.54	133,740
	20042	10.68	11.74	132,085
	2003	6.94	10.68	77,863
	2002	9.79	6.94	58,759
	20011	10.73	9.79	13,282
Goldman Sachs Emerging Markets Equity	2010	9.55	10.66	172,968
	2009	5.61	9.55	167,052
	2008	12.84	5.61	62,882
	2007	10.45	12.84	56,963
	20063,4	10.00	10.45	3,196

17

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Goldman Sachs Government Income	2010	$10.30	$10.37	267,506
	2009	10.26	10.30	143,240
	2008	10.18	10.26	196,100
	2007	9.91	10.18	235,682
	20063,4	10.00	9.91	192,028
Invesco Basic Value	2010	6.83	7.02	327,564
	2009	4.69	6.83	340,510
	2008	10.12	4.69	328,381
	2007	10.41	10.12	323,148
	20063,4	9.56	10.41	343,218
	2005	9.42	9.56	363,384
	20042	8.83	9.42	353,201
	2003	6.87	8.83	275,921
	2002	9.29	6.87	171,063
	20011	10.12	9.29	32,599
Invesco Dynamics	2010	6.45	7.66	9,515
	2009	4.69	6.45	9,683
	2008	9.22	4.69	12,334
	2007	8.53	9.22	20,470
	20063,4	7.62	8.53	19,049
	2005	7.18	7.62	8,367
	20042	6.69	7.18	6,681
	2003	5.04	6.69	5,288
	2002	7.84	5.04	3,373
	20011	9.34	7.84	166
Invesco Large Cap Growth	2010	5.83	6.57	116,563
	2009	4.85	5.83	126,503
	2008	8.15	4.85	131,717
	2007	7.33	8.15	111,613
	20063,4	7.12	7.33	115,917
	2005	7.18	7.12	103,345
	20042	7.16	7.18	84,469
	2003	5.94	7.16	46,054
	2002	8.40	5.94	33,460
	20011	9.50	8.40	9,003
Invesco Mid Cap Core Equity	2010	11.01	11.91	103,043
	2009	8.79	11.01	98,001
	2008	12.60	8.79	78,319
	2007	11.92	12.60	78,917
	20063,4	11.16	11.92	77,944
	2005	10.80	11.16	75,101
	20042	9.87	10.80	58,714
	2003	8.07	9.87	39,579
	2002	9.44	8.07	27,915
	20011	10.06	9.44	5,147

18

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Small Cap Growth	2010	$ 8.21	$ 9.97	301,086
	2009	6.35	8.21	328,212
	2008	10.78	6.35	306,194
	2007	10.06	10.78	235,224
	20063,4	9.15	10.06	223,532
	2005	8.79	9.15	231,671
	20042	8.55	8.79	212,475
	2003	6.39	8.55	119,229
	2002	9.23	6.39	63,534
	20011	9.86	9.23	9,248
Invesco Technology	2010	4.20	4.88	53,667
	2009	2.76	4.20	54,513
	2008	5.18	2.76	43,528
	2007	5.02	5.18	66,365
	20063,4	4.74	5.02	36,124
	2005	4.85	4.74	34,201
	20042	4.89	4.85	43,406
	2003	3.56	4.89	43,502
	2002	7.02	3.56	21,478
	20011	8.76	7.02	5,353
Invesco Van Kampen Comstock (formerly Van Kampen Comstock)	2010	8.01	8.90	791,106
	2009	6.43	8.01	855,613
	2008	10.43	6.43	1,054,226
	2007	11.06	10.43	981,016
	20063,4	9.90	11.06	983,226
	2005	9.88	9.90	937,928
	20042	8.74	9.88	646,585
	2003	6.94	8.74	303,826
	2002	8.97	6.94	197,544
	20011	9.86	8.97	39,034
Invesco Van Kampen Equity and Income (formerly Van Kampen Equity and Income)	2010	10.27	11.10	503,137
	2009	8.65	10.27	548,240
	2008	11.95	8.65	513,549
	2007	12.04	11.95	789,090
	20063,4	11.12	12.04	729,640
	2005	10.72	11.12	512,670
	20042	9.98	10.72	211,948
	2003	8.49	9.98	112,248
	2002	9.63	8.49	92,610
	20011	10.01	9.63	19,794
Invesco Van Kampen Mid Cap Growth (formerly Van Kampen Mid Cap Growth)6	2010	6.79	8.32	35,221
	2009	4.43	6.79	56,180
	2008	10.00	4.43	24,913
Janus INTECH Risk-Managed Core	2010	7.47	8.34	7,408
	2009	6.34	7.47	8,747
	2008	10.30	6.34	7,878
	2007	10.08	10.30	8,253
	20063,4	10.00	10.08	4,378

19

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Janus Overseas	2010	$ 9.98	$11.42	685,600
	2009	6.11	9.98	658,209
	2008	12.47	6.11	481,453
	2007	10.28	12.47	252,252
	20063,4	10.00	10.28	25,444
Neuberger Berman Core Bond	2010	10.71	11.20	390,224
	2009	9.46	10.71	359,447
	2008	10.30	9.46	545,720
	2007	10.31	10.30	381,540
	20063,4	10.24	10.31	378,866
	2005	10.42	10.24	357,226
	20042	10.41	10.42	82,671
	2003	10.43	10.41	40,914
	2002	10.00	10.43	5,873
Neuberger Berman Partners	2010	7.26	8.03	28,148
	2009	4.85	7.26	21,804
	2008	10.54	4.85	17,022
	2007	9.99	10.54	22,260
	20063,4	10.00	9.99	7,011
Neuberger Berman Socially Responsive	2010	7.99	9.41	32,309
	2009	6.37	7.99	29,100
	2008	10.84	6.37	18,982
	2007	10.51	10.84	23,548
	20063,4	10.00	10.51	12,290
PIMCO Foreign Bond (U.S. Dollar-Hedged)	2010	10.41	10.85	202,351
	2009	9.16	10.41	119,291
	2008	9.82	9.16	86,099
	2007	9.89	9.82	6,659
	20063,4	10.00	9.89	42,091
PIMCO High Yield	2010	12.48	13.66	255,341
	2009	9.04	12.48	266,021
	2008	12.36	9.04	297,634
	2007	12.44	12.36	284,891
	20063,4	11.86	12.44	270,828
	2005	11.84	11.86	218,895
	20042	11.30	11.84	121,715
	2003	9.53	11.30	44,609
	2002	9.97	9.53	4,806
Prudential Jennison 20/20 Focus	2010	9.30	9.60	240,131
	2009	6.15	9.30	209,315
	2008	10.61	6.15	115,291
	2007	10.03	10.61	77,179
	20063,4	10.00	10.03	759
Prudential Jennison Small Company	2010	8.16	9.86	40,714
	2009	6.21	8.16	40,989
	2008	10.43	6.21	35,286
	2007	9.90	10.43	48,817
	20063,4	10.00	9.90	132,131

20

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Prudential Small-Cap Value8 (formerly Prudential Small-Cap Core Equity)	2010	$ 6.51	$ 7.82	7,261
	2009	5.77	6.51	2,025
	2008	9.34	5.77	1,479
	2007	10.00	9.34	490
	20063,4	10.00	10.00	---
Royce Opportunity	2010	7.69	9.86	33,105
	2009	4.94	7.69	36,790
	2008	9.47	4.94	26,428
	2007	10.08	9.47	21,970
	20063,4	10.00	10.08	2,742
Royce Value	2010	8.70	10.46	259,496
	2009	6.25	8.70	242,643
	2008	9.88	6.25	180,429
	2007	10.12	9.88	67,691
	20063,4	10.00	10.12	1,428
RS Technology	2010	9.34	12.22	45,919
	2009	5.54	9.34	38,347
	2008	11.74	5.54	27,166
	2007	9.98	11.74	19,300
	20063,4	10.00	9.98	784
RS Value	2010	7.51	9.07	47,777
	2009	5.66	7.51	48,319
	2008	10.10	5.66	45,590
	2007	10.12	10.10	142,280
	20063,4	10.00	10.12	6,274
Rydex | SGI Alpha Opportunity	2010	8.43	10.01	30,660
	2009	7.04	8.43	33,074
	2008	11.28	7.04	57,412
	2007	9.93	11.28	84,777
	20063,4	10.00	9.93	---
Rydex | SGI High Yield7	2010	11.04	12.20	292,371
	2009	6.73	11.04	299,581
	2008	10.00	6.73	140,032
	2007	10.30	10.02	218,635
	20063,4	10.10	10.30	185,108
	2005	10.05	10.10	92,778
	20042	10.00	10.05	16,795
Rydex | SGI Large Cap Concentrated Growth	2010	6.86	7.66	101,126
	2009	5.35	6.86	73,112
	2008	8.88	5.35	70,740
	2007	9.87	8.88	76,803
	20063,4	10.00	9.87	76,297

21

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex | SGI Large Cap Core	2010	$ 5.80	$ 6.45	48,622
	2009	4.68	5.80	42,919
	2008	7.79	4.68	37,418
	2007	8.54	7.79	31,068
	20063,4	7.93	8.54	33,074
	2005	7.94	7.93	27,497
	20042	7.69	7.94	28,690
	2003	6.61	7.69	25,690
	2002	9.00	6.61	20,193
	20011	9.82	9.00	2,621
Rydex | SGI Large Cap Growth	2010	---	---	---
	2009	---	---	---
	2008	---	---	---
	2007	---	---	---
	20063,4	7.16	---	---
	2005	7.28	7.16	39,038
	20042	7.37	7.28	31,145
	2003	6.21	7.37	14,433
	2002	8.86	6.21	7,524
	20011	9.69	8.86	1,644
Rydex | SGI Large Cap Value	2010	7.90	8.68	147,718
	2009	6.46	7.90	193,608
	2008	10.88	6.46	132,889
	2007	10.82	10.88	196,888
	20063,4	9.31	10.82	203,810
	2005	8.83	9.31	68,611
	20042	8.34	8.83	39,601
	2003	6.82	8.34	28,792
	2002	9.35	6.82	21,050
	20011	9.87	9.35	10,858
Rydex | SGI Mid Cap Growth	2010	6.99	8.26	149,147
	2009	5.08	6.99	173,755
	2008	8.88	5.08	152,958
	2007	10.25	8.88	156,948
	20063,4	10.19	10.25	168,024
	2005	9.90	10.19	158,126
	20042	9.39	9.90	130,451
	2003	6.26	9.39	87,059
	2002	8.99	6.26	56,255
	20011	9.67	8.99	13,183
Rydex | SGI Mid Cap Value	2010	16.25	18.23	1,154,889
	2009	12.04	16.25	1,227,014
	2008	17.20	12.04	1,216,593
	2007	17.71	17.20	1,273,547
	20063,4	16.02	17.71	1,269,254
	2005	14.39	16.02	1,121,364
	20042	11.80	14.39	826,045
	2003	8.08	11.80	419,639
	2002	9.87	8.08	161,101
	20011	10.06	9.87	34,205

22

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex | SGI MSCI EAFE Equal Weight (formerly Rydex | SGI Global)	2010	$ 9.04	$ 9.99	511,916
	2009	7.85	9.04	579,754
	2008	13.21	7.85	563,450
	2007	12.35	13.21	569,958
	20063,4	11.01	12.35	513,193
	2005	10.13	11.01	354,463
	20042	8.93	10.13	230,523
	2003	6.56	8.93	149,726
	2002	8.99	6.56	99,389
	20011	9.72	8.99	24,741
Rydex | SGI Small Cap Growth	2010	6.71	8.23	52,013
	2009	5.25	6.71	47,405
	2008	10.49	5.25	46,603
	2007	10.41	10.49	45,265
	20063,4	10.36	10.41	49,866
	2005	10.09	10.36	46,166
	20042	9.03	10.09	38,145
	2003	6.06	9.03	28,453
	2002	8.66	6.06	8,658
	20011	9.87	8.66	1,216
Rydex | SGI U.S. Intermediate Bond5	2010	9.15	9.33	632,747
	2009	8.60	9.15	694,184
	2008	10.08	8.60	297,404
	2007	10.24	10.08	204,226
	20063,4	10.27	10.24	232,728
	2005	10.52	10.27	177,363
	20042	10.58	10.52	158,604
	2003	10.71	10.58	122,793
	2002	10.21	10.71	90,122
	20011	10.03	10.21	15,149
Security Capital Preservation5	2010	---	---	---
	2009	---	---	---
	2008	9.79	7.82	568,798
	2007	10.16	9.79	687,683
	20063,4	10.14	10.16	740,028
	2005	10.34	10.14	783,675
	20042	10.13	10.34	675,408
	2003	10.18	10.13	570,448
	2002	10.13	10.18	354,057
	20011	10.04	10.13	32,546
Security Social Awareness	2010	---	---	---
	2009	---	---	---
	2008	---	---	---
	2007	---	---	---
	20063,4	7.99	---	---
	2005	7.97	7.99	57,861
	20042	7.96	7.97	34,269
	2003	6.76	7.96	22,678
	2002	8.88	6.76	13,702
	20011	9.68	8.88	5,954

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Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
T. Rowe Price Capital Appreciation	2010	$ 9.01	$ 9.86	151,591
	2009	7.06	9.01	155,427
	2008	10.11	7.06	134,045
	2007	10.09	10.11	119,324
	20063,4	10.00	10.09	30,427
T. Rowe Price Growth Stock	2010	8.10	9.06	434,622
	2009	5.91	8.10	523,038
	2008	10.68	5.91	437,296
	2007	10.11	10.68	199,756
	20063,4	10.00	10.11	148,678
Wells Fargo Advantage Growth	2010	7.40	8.99	165,272
	2009	5.22	7.40	105,185
	2008	9.10	5.22	127,038
	2007	7.42	9.10	107,935
	20063,4	7.14	7.42	69,455
	2005	6.66	7.14	49,558
	20042	6.10	6.66	34,342
	2003	4.98	6.10	31,130
	2002	7.46	4.98	27,133
	20011	8.91	7.46	12,355
Wells Fargo Advantage Large Cap Core (formerly Wells Fargo Advantage Large Company Core)	2010	5.80	6.69	20,286
	2009	4.93	6.60	19,674
	2008	8.44	4.93	18,977
	2007	8.57	8.44	21,718
	20063,4	7.71	8.57	20,206
	2005	8.15	7.71	18,808
	20042	7.79	8.15	15,808
	2003	6.51	7.79	12,942
	2002	8.64	6.51	7,817
	20011	9.62	8.64	3,944
Wells Fargo Advantage Opportunity	2010	8.61	10.05	39,708
	2009	6.08	8.61	43,447
	2008	10.60	6.08	46,833
	2007	10.50	10.60	44,476
	20063,4	9.76	10.50	42,431
	2005	9.47	9.76	38,845
	20042	8.39	9.47	37,293
	2003	6.35	8.39	28,498
	2002	9.06	6.35	23,034
	20011	9.71	9.06	4,610

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Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Wells Fargo Advantage Small Cap Value	2010	$15.79	$18.13	648,986
	2009	10.82	15.79	679,258
	2008	18.25	10.82	679,946
	2007	17.21	18.25	526,833
	20063,4	15.85	17.21	452,898
	2005	14.35	15.85	329,906
	20042	12.45	14.35	250,908
	2003	8.72	12.45	157,901
	2002	9.66	8.72	82,642
	20011	10.10	9.66	13,385
1    For the period of July 2, 2001 (date of inception) through December 31, 2001.
2    For the period of March 31, 2004 (date of inception) through December 31, 2004 for Rydex | SGI High Yield (formerly Security High Yield).
3    For the period of December 1, 2006 (date of inception) through December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, Aston/Fairpointe Mid Cap (formerly Aston/Optimum Mid Cap), Calamos® High Yield, Federated Bond, Fidelity® Advisor Real Estate, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus INTECH Risk-Managed Core, Janus Overseas, Neuberger Berman Partners, PIMCO Foreign Bond (U.S. Dollar-Hedged), Prudential Jennison 20/20 Focus, Prudential Jennison Small Company, Prudential Small-Cap Value (formerly Prudential Small-Cap Core Equity), Royce Opportunity, Royce Value, RS Technology, RS Value, Rydex | SGI Alpha Opportunity, T. Rowe Price Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.
4     For the period of time of January 1, 2006 through June 16, 2006 for the Security Large Cap Growth and Security Social Awareness Subaccounts. On June 16, 2006, the funds underlying these Subaccounts were reorganized into Rydex | SGI Large Cap Concentrated Growth (formerly Security Select 25) and Neuberger Berman AMT Socially Responsive Portfolio, respectively, and Contract Value allocated to these Subaccounts on that date was transferred to the Rydex | SGI Large Cap Concentrated Growth (formerly Security Select 25) and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those Subaccounts.
5    Effective February 20, 2009, the Security Capital Preservation Fund merged into the Security Diversified Income Fund, which was renamed Rydex | SGI U.S. Intermediate Bond Fund (formerly Security U.S. Intermediate Bond). Contract Value allocated to the Security Capital Preservation Subaccount on that date was transferred to the Security Diversified Income Subaccount, which was renamed Rydex | SGI U.S. Intermediate Bond Fund (formerly Security U.S. Intermediate Bond).
6     Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Invesco Van Kampen Mid Cap Growth Fund (formerly Van Kampen Mid Cap Growth Fund). The values in the table for periods prior to the merger reflect investment in the Van Kampen Aggressive Growth Fund.
7    Effective July 25, 2008, the Security Income Opportunity Fund merged into the Rydex | SGI High Yield (formerly Security High Yield). The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.
8    Effective April 15, 2011, the Prudential Small-Cap Core Equity Fund merged into the Prudential Small-Cap Value Fund. The values in the table for periods prior to the merger reflect investment in the Prudential Small-Cap Core Equity Fund.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 201 1 , the Company had total assets of approximately $ [   ] billion. Together with its affiliates, the Company has total funds under management of approximately $ [   ]  billion.

Please note that the Company’s audited 2009 financial statements, prepared according to U.S. generally accepted accounting principles (GAAP), have been restated to correct an error in the recognition of the deferred income tax impact related to the other-than-temporary investment impairments, as discussed in Note 1 to the financial statements that appear in the Statement of Additional Information (“SAI”). The effect of the adjustment was

25

a decrease in other comprehensive income and deferred income tax assets of $28,727,000 as of December 31, 2009. Accordingly, other comprehensive income and deferred income tax assets in the Company’s audited GAAP financial statements that appeared in the May 1, 2010 SAI were overstated by this amount.

NEA Valuebuilder Program — The NEA Valuebuilder Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members (“NEA Valuebuilder products”). The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement (the “Agreement”) between the Company (and certain of its affiliates) and NEA’s Member Benefits Corporation (“MBC”), a wholly-owned subsidiary of The National Education Association of the United States (the “NEA”). Certain local school districts do not allow NEA Valuebuilder products to be made available in their district; as a result, the NEA Valuebuilder Program may not be available in all districts.

Under the Agreement:

•
The Company and its affiliates have the exclusive right to offer NEA Valuebuilder products, including the Contract, under the NEA Valuebuilder Program. However, employers of NEA members are not required to make available NEA Valuebuilder products, and NEA members are not required to select products from any particular provider.

•
During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Valuebuilder products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA’s website.

•
MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program (e.g., evaluating the effectiveness of the NEA Valuebuilder Program, monitoring the satisfaction of NEA members with the NEA Valuebuilder Program, conducting quality assurance work, and providing feedback concerning customer satisfaction with the NEA Valuebuilder Program).

•	MBC provides marketing and other services in connection with the NEA Valuebuilder Program.

Pursuant to the Agreement, the Company pays MBC a fee based in part on the average assets invested in NEA Valuebuilder products under the Agreement. During the fiscal year ended December 31, 201 1 , the Company paid MBC approximately $500,000 per quarter. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.

Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.

MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Valuebuilder Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1-800-637-4636.

Other Information. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members’ access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.

26

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this

27

prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

The Company receives a $15.00 annual fee payment per participant who has Contract Value allocated to the Subaccount invested in the Dreyfus Appreciation fund.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

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Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company has entered into an administrative services agreement with se2, inc. (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408 or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the contract as an investment vehicle for a section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit

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rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

Optional Riders — Upon your application for the Contract, you may select the Extra Credit at 4% rider . The Company makes this rider available only at issue. You cannot change or cancel the rider after it is issued. The Extra Credit at 4% rider is available in every state.

For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix B – Riders Available for Purchase Only Prior to July 1, 2012 .

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment.

This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.	Contract Value immediately prior to the withdrawal.

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The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as described above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge” in Appendix B – Riders Available for Purchase Only Prior to July 1, 2012. Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders in Appendix A and B .

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Prior to May 1, 2010, the Company paid an additional Credit Enhancement to customers of broker-dealers that were concerned about the suitability of their customers’ current contracts due to restrictions under those contracts on actively managed allocations. The Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to

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recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.

Riders Available for Purchase Only Prior to February 1, 2010 or July 1, 2012 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix A – Riders Available For Purchase Only Prior To February 1, 2010 and Appendix B – Riders Available For Purchase Only Prior To July 1, 2012 for descriptions of these riders.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $1,000, or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and /or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the

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Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “The Fixed Account.”

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subac-

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counts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds,

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the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within the previous 12 months;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

Subaccount	Number of Round Trip Transfers
Dreyfus General Money Market	Unlimited
Calamos® Growth, Calamos® Growth and Income, Calamos® High Yield	81
Ariel®, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Invesco Basic Value, Invesco Dynamics, Invesco Large Cap Growth, Invesco Mid Cap Core Equity, Invesco Small Cap Growth, Invesco Technology, Invesco Van Kampen Comstock, Invesco Van Kampen Equity and Income, Invesco Van Kampen Mid Cap Growth, Neuberger Berman Core Bond, Neuberger Berman Partners, Neuberger Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield	41
American Century Equity Income, American Century Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, Federated Bond, Royce Opportunity, Royce Value	21

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Subaccount	Number of Round Trip Transfers
Aston/Fairpointe Mid Cap, Rydex | SGI High Yield, Rydex | SGI Large Cap Concentrated Growth, Rydex | SGI Large Cap Core, Rydex | SGI Large Cap Value, Rydex | SGI Mid Cap Growth, Rydex | SGI Mid Cap Value, Rydex | SGI MSCI EAFE Equal Weight, Rydex | SGI Small Cap Growth, Rydex | SGI U.S. Intermediate Bond	22
Prudential Jennison 20/20 Focus, Prudential Jennison Small Company**, Prudential Small-Cap Value	23
Dreyfus Appreciation, Dreyfus Opportunistic Midcap Value, Dreyfus Strategic Value	25
Fidelity® Advisor Dividend Growth, Fidelity® Advisor Mid Cap*, Fidelity® Advisor Real Estate, Fidelity® Advisor Value Strategies	12
Janus INTECH Risk-Managed Core, Janus Overseas, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock	13
RS Technology, RS Value, Wells Fargo Advantage Growth, Wells Fargo Advantage Large Company Core, Wells Fargo Advantage Opportunity, Wells Fargo Advantage Small Cap Value	14
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
2    Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
3     Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
4     Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
5     Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
  *You may transfer Contract Value to the Fidelity® Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.
**You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on

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the second Valuation Date following the Valuation Date in which the original transfer was effected, and, the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value

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allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Interest credited to the Fixed Account,

•	Payment of Purchase Payments,

•	The amount of any outstanding Contract Debt,

•	Full and partial withdrawals (including systematic withdrawals), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.

The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge , the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional Riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation

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Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract

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and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal $0.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to

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you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancement or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders in Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 , as well as the discussion of the Annual Stepped Up Death Benefit in Appendix B – Riders Available for Purchase Only Prior to July 1, 2012 . Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be

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limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Distribution Requirements — For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Any rules permitting a spouse to continue the Contract upon the death of an owner are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The Company will also waive the withdrawal charge for Contracts issued on or after July 1, 2012 if, at the time of withdrawal:  (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2)  the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.  Effective as of the date of the first withdrawal under the terms of this waiver, no additional Purchase Payments may be made to the Contract.  The Company assesses a monthly charge in connection with this waiver feature.  This waiver is not available for Contracts issued prior to July 1, 2012.  See “Charge for Certain Waivers of the Withdrawal Charge.”

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

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Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Waiver of Contingent Deferred Sales Charge. The Company waived the withdrawal charge for 403(b) Contract Owners in the event his or her employment with a public K-12 school district was involuntarily terminated during the period of May 1, 2009 through May 1, 2010 due solely to budget cuts or other adverse economic conditions affecting his or her school district employer. This waiver applied to withdrawals made during the first six months after the date of termination of his or her employment.

      Prior to making any withdrawal pursuant to this waiver, the Owner must have submitted to the Company’s Administrative Office a copy of the termination notice from the school district, verification from the school district of the termination and the reason(s) for the termination, or other proof satisfactory to the Company. The Company reserved the right to refuse to waive the withdrawal charge at any time on a non-discriminatory basis if the Company determined that the termination did not meet the eligibility requirements set forth above.

      If the Owner purchased the Extra Credit Rider, the Company recaptured all or part of any Credit Enhancement that had not yet vested if, pursuant to this waiver, the Owner made a full or partial withdrawal that, together with total withdrawals made in a Contract Year, exceeded the Free Withdrawal Amount. See “Extra Credit.”

Charge for Certain Waivers of the Withdrawal Charge — For Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge in the event: (1) the Contract has been in force for 10 or more Contract Years at the time of withdrawal and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2)  the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.  The amount of the charge is equal to 0.25%, on an annual basis, of your Contract Value.  The Company will deduct the monthly charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly charge for the life of the Contract if you elect Annuity Option 5 or 6.  The Company will deduct the monthly charge even if the waiver is not being provided.

Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a

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monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to   5 .75% plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0% . T he net cost of a loan is the interest rate charged by the Company less the interest rate credited . Thus, the highest net cost of a loan you may be charged is 2.75%, plus

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the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. Currently, only the Extra Credit at 4% rider is available for purchase.   The Company makes this rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix B – Riders Available for Purchase Only Prior to July 1, 2012 .

Teacher Retirement System of Texas – Limits on Optional Riders — If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select the Extra Credit at 4% rider.

Optional Rider Expenses (as a percentage of Contract Value)
	Interest Rate1	Annual Rider Charge
Riders Available For Purchase With The Contract:

Extra Credit Rider 5	4%	0.55%
Riders Available For Purchase ONLY Prior To July 1, 2012:
Annual Stepped Up Death Benefit Rider	---	0.20%
Waiver of Withdrawal Charge Rider	---	0.05%
Waiver of Withdrawal Charge – 15 Years or Disability Rider	---	0.05%
Alternate Withdrawal Charge Rider3	0-Year	0.70%
	4-Year	0.55%
Riders Available For Purchase ONLY Prior To February 1, 2010:
Guaranteed Minimum Income Benefit Rider	3%	0.15%
	5%	0.30%

Guaranteed Growth Death Benefit Rider	3%	0.10%
	5%	0.20%
	6%4	0.25%
	7%4	0.30%

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Optional Rider Expenses (as a percentage of Contract Value)
Interest Rate1	Annual Rider Charge
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	5%	0.25%
Enhanced Death Benefit Rider	---	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	---	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	5%	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.45%2
Total Protection Rider	---	0.85%2
Extra Credit Rider5	3%	0.40%
	5%	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	---	0.10%
Waiver of Withdrawal Charge Rider—Hardship	---	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	---	0.20%
1    Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2    The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” in Appendix A - Riders Available for Purchase Only Prior to February 1, 2010. The current charge for each such Rider is used in calculating the maximum Rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
3    If the 4-Year Alternate Withdrawal Charge Rider w as not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was   available for a charge of 0.40%. See ”Alternate Withdrawal Charge”   in Appendix B - Riders Available for Purchase Only Prior to July 1, 2012.
4    Not available to Texas residents.
5    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated

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to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

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Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) projection scale G and an interest rate of 2½% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½% in lieu of the rate described above.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge , the charge for Certain Waivers of the Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge , the charge for Certain Waivers of the Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.

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Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amounts determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no

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longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.

The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”

Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

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For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”

If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”

Contract Charges — Premium taxes and the account administration, optional Rider and withdrawal charges , as well as the charge for Certain Waivers of the Withdrawal Charge, will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, the charge for Certain Waivers of the Withdrawal Charge and any optional rider charges are deducted from current interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”

If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition,

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to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”

Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

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If, pursuant to SEC rules, the Dreyfus General Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Dreyfus General Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer’s Plan or program for any additional loan restrictions.

When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of interest equal to 3.0% .

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to 5 .75% plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. For example, if you select the Extra Credit at 4% Rider with an annual charge of 0.55%, the loan interest rate is guaranteed not to exceed 6 .55% (5.75% + 0.25% + 0.55%) . Because the Contract Value maintained in the Loan Account (which will earn 3.0% on an annual basis ) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the interest rate credited . Thus, the highest net cost of a loan you may be charged is 2.75%, plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges. Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

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If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

You should consult with your tax adviser on the effect of a loan.

Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

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If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract. In addition, we may assess a different withdrawal charge on Contracts issued to Participants in the Texas Optional Retirement Program. See “Contingent Deferred Sales Charge.”

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

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Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Surrenders or Withdrawals Prior to the Annuity Starting Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Starting Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded in the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or withdrawals on or after the Annuity Starting Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity

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options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the

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employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to this Contract in most states.

Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See “Section 403(b).”

Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”

Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000.

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Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($90,000 for a married couple filing a joint return and $56,000 for a single taxpayer in 2011). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $169,000 and $179,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $107,000 to $122,000 in adjusted gross income ($169,000 to $179,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. a beneficiary’s life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one ”eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse), and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

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For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

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Other Tax Considerations —

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

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Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required,

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or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable

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to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company or the Separate Account is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract.

The Company and Security Distributors, Inc., the principal underwriter of the Contract (“SDI”), have been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to MBC under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The District Court granted defendants’ motion to dismiss. The plaintiffs appealed to the Ninth Circuit Court of Appeals. The Court conducted oral argument on July 10, 2009. Thereafter, the Court requested an amicus curiae brief from the United Sates Department of Labor with respect to the issues on appeal. The Department of Labor submitted its brief on September 4, 2009. The brief supported the positions taken on appeal by the Company. On December 20, 2010, the Ninth Circuit Court of Appeals affirmed the decision of the District Court dismissing the case but doing so on different grounds. The Ninth Circuit held that the district court had subject matter jurisdiction to consider whether the arrangement at issue was governed by ERISA, and then held on the merits that ERISA does not apply.

Plaintiffs failed to request a rehearing within the 14-day time limit, which expired on January 3, 2011. The deadline for filing a petition for a writ of certiorari with the United States Supreme Court is 90 days from issuance of the decision.

The general distributor, Security Distributors, Inc. does not believe that these claims are likely to have a material adverse effect on its ability to perform its duties as principal underwriter of the Contract.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers on behalf of SDI. During fiscal years 2011, 2010, and 2009, the commission amounts paid in connection with all Contracts sold through the Separate Account were $[ ], $6,381,417, and $8,803,783, respectively. The Company on behalf of SDI pays commissions to Selling Broker-Dealers for their sales, and SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

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Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 201 1 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): PlanMember Securities Corporation, OFG Financial Services, Inc., TransAmerica Financial Advisors, Legend Equities Corporation, KMS Financial Services, Inc., Vantage Securities, Inc., Flexible Plan Investments Ltd., Lincoln Investment Planning, Inc., Northern Lights Distributors, LLC, CLS Investments, LLC, Comprehensive Asset Management and Servicing, Inc., Next Financial Group, Inc., Silver Oak Securities, Inc., Retirement Plan Advisors, Inc., and Cambridge Legacy Securities, LLC.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrange-

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ments into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Dreyfus General Money Market Subaccount yields may also become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, the charge for Certain Waivers of the Withdrawal Charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until July 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

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Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the NEA Valuebuilder Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY

Safekeeping of Assets

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

Section 403(b)

Roth 403(b)

Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus. A prospectus may be obtained by calling 1-800-NEA-VALU.

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
American Century Equity Income	A	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
American Century Heritage	A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century International Growth	A	The fund seeks capital growth.	American Century Investment Management, Inc.

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
American Century Select	A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century Strategic Allocation: Aggressive	A
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.
American Century Investment Management, Inc.
American Century Strategic Allocation: Conservative	A
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.
American Century Investment Management, Inc.
American Century Strategic Allocation: Moderate	A
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.
American Century Investment Management, Inc.
Ariel®	N/A	Ariel Fund pursues long-term capital appreciation by investing in undervalued companies that show strong potential for growth.	Ariel Investments, LLC
Aston/Fairpointe Mid Cap	N	The fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.	Aston Asset Management LLC	Fairpointe Capital LLC
Calamos® Growth	A	Long-term capital growth	Calamos® Advisors LLC
Calamos® Growth and Income	A	High long-term total return through growth and current income	Calamos® Advisors LLC
Calamos® High Yield	A	Highest level of current income obtainable with reasonable risk, with a secondary objective of capital gain where consistent with the Fund's primary objective.	Calamos® Advisors LLC
Dreyfus Appreciation	N/A	The fund seeks long-term capital appreciation consistent with the preservation of capital; current income is a secondary goal.	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus General Money Market	B	The fund seeks as high a level of current income as is consistent with the preservation of capital.	The Dreyfus Corporation
Dreyfus Opportunistic Midcap Value	A	The fund seeks to surpass the performance of the Russell Midcap Value Index.	The Dreyfus Corporation
Dreyfus Strategic Value	A	The fund seeks capital appreciation.	The Dreyfus Corporation
Federated Bond	A	to provide as high a level of current income as is consistent with the preservation of capital	Federated Investment Management Company

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Fidelity® Advisor Dividend Growth	T	The fund seeks capital appreciation.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor International Capital Appreciation1	T	The fund seeks capital appreciation.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor Mid Cap2	T	The fund seeks long-term growth of capital.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor Real Estate	T	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor Value Strategies	T	The fund seeks capital appreciation.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Goldman Sachs Emerging Markets Equity	Service	The Fund seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Government Income	Service	The Fund seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Invesco Basic Value	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Dynamics	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Large Cap Growth	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Mid Cap Core Equity	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Small Cap Growth	A	Long-term growth of capital	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Invesco Technology	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Van Kampen Comstock	A	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers, Inc.
Invesco Van Kampen Equity and Income	A	To seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective	Invesco Advisers, Inc.
Invesco Van Kampen Mid Cap Growth	A	To seek capital growth	Invesco Advisers, Inc.
Janus INTECH Risk-Managed Core	S	Seeks long-term growth of capital.	Janus Capital Management LLC	INTECH Investment Management LLC
Janus Overseas	S	Seeks long-term growth of capital.	Janus Capital Management LLC
Neuberger Berman Core Bond	A	The Fund seeks to maximize total return consistent with capital preservation	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman Partners	Advisor	The Fund seeks growth of capital	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman Socially Responsive	Trust	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC	Neuberger Berman LLC
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO High Yield	A	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Prudential Jennison 20/20 Focus	A	Long-term growth of capital.	Prudential Investments LLC	Jennison Associates LLC
Prudential Jennison Small Company³	A	Capital growth	Prudential Investments LLC	Jennison Associates LLC
Prudential Small-Cap Value	A	Long-term capital appreciation.	Prudential Investments LLC	Quantitative Management Associates LLC
Royce Opportunity	Service	Long-term growth of capital.	Royce & Associates, LLC
Royce Value	Service	Long-term growth of capital.	Royce & Associates, LLC
RS Technology	A	Long-term capital appreciation	RS Investments
RS Value	A	Long-term capital appreciation	RS Investments
Rydex | SGI Alpha Opportunity4	A	Long-term growth of capital	Security Investors, LLC	Mainstream Investment Advisers LLC
Rydex | SGI High Yield	A	Primary high current income and secondary capital appreciation	Security Investors, LLC
Rydex | SGI Large Cap Concentrated Growth	A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI Large Cap Core	A	Long-term growth of capital	Security Investors, LLC

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex | SGI Large Cap Value	A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI Mid Cap Growth	A	Capital appreciation	Security Investors, LLC
Rydex | SGI Mid Cap Value	A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI MSCI EAFE Equal Weight	A	Performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index	Security Investors, LLC
Rydex | SGI Small Cap Growth	A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI U.S. Intermediate Bond	A	Current income	Security Investors, LLC
T. Rowe Price Capital Appreciation	Advisor
Seeks to maximize capital appreciation over time through investments primarily in common stocks believed to be undervalued, which typically constitute at least half of total assets. The remaining assets are generally invested in convertibles, bonds, and other securities to help preserve principal value. The fund is intended for investors who seek a conservative approach to long-term growth of capital and prefer a strategy that focuses on reducing risk as much as maximizing gains.
T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock	R
Seeks to provide long-term growth of capital and, secondarily, increasing dividend income by investing primarily in common stocks of well-established growth companies. The fund focuses primarily on U.S. stocks but may also invest up to 30% of total assets in foreign securities. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing.
T. Rowe Price Associates, Inc.
Wells Fargo Advantage Growth	A	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Large Cap Core	A	Long-term capital appreciation	Wells Fargo Funds Management LLC	Golden Capital Management, LLC
Wells Fargo Advantage Opportunity	A	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value	A	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.

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APPENDIX A

Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.

Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements), net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

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The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.	The Annual Stepped Up Death Benefit (as described above); or

4.	The Guaranteed Growth Death Benefit at 5% (as described above).

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Enhanced Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.

·	“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

2

·
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the

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Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

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If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge,” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Growth Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken

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under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).

The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.

6

Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.

Waiver of Withdrawal Charge—10 Years or Disability (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

·	The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

·	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

 — This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Waiver of Withdrawal Charge—5 Years and Age 59½ (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

·	The Owner is age 59½ or older; and

·	The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

7

APPENDIX B
Riders Available for Purchase Only Prior to July 1, 2012

Annual Stepped Up Death Benefit   (This rider was available for purchase ONLY prior to July 1 , 2012)   — This rider makes available an enhanced death benefit upon the death   of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals (including systematic withdrawals) and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The highest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Waiver of Withdrawal Charge   (This rider was available for purchase ONLY prior to July 1 , 2012)  — This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.

The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital”   or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.

The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,   training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner   attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchased the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

Alternate Withdrawal Charge   (This rider was available for purchase ONLY prior to July 1 , 2012)  — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which was available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchased this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider had not been approved in your state, you may have purchased a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.”

Waiver of Withdrawal Charge—15 Years or Disability   (This rider was available for purchase ONLY prior to July 1 , 2012)  — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

•	The Contract has been in force for 15 or more Contract Years; or

•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

2

Prospectus
May 1, 2012

SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

6919
32-69190-00 2011/05/01

SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the Security Benefit Advisor Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	American Century Equity Income

•	American Century Heritage

•	American Century International Growth

•	American Century Select

•	American Century Strategic Allocation: Aggressive

•	American Century Strategic Allocation: Conservative

•	American Century Strategic Allocation: Moderate

•	American Century Ultra®

•	Aston/Fairpointe Mid Cap (formerly Aston/Optimum Mid Cap)

•	Baron Asset

•	Calamos® Growth and Income

•	Calamos® High Yield

•	Dreyfus Appreciation

•	Dreyfus General Money Market

•	Dreyfus Mid Cap Value

•	Dreyfus Strategic Value

•	Federated Bond

•	Fidelity® Advisor Dividend Growth

•	Fidelity® Advisor Mid Cap1

•	Fidelity® Advisor Real Estate

•	Fidelity® Advisor Value Strategies

•	Goldman Sachs Emerging Markets Equity

•	Goldman Sachs Government Income

•	Invesco Basic Value

•	Invesco Dynamics

•	Invesco Large Cap Growth

•	Invesco Mid Cap Core Equity

•	Invesco Small Cap Growth

•	Invesco Technology

•	Invesco Van Kampen Comstock (formerly Van Kampen Comstock)

•	Invesco Van Kampen Equity and Income (formerly Van Kampen Equity and Income)

•	Invesco Van Kampen Mid Cap Growth (formerly Van Kampen Mid Cap Growth)

•	Janus INTECH Risk-Managed Core

•	Janus Overseas

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

You should read this Prospectus carefully and retain it for future reference.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider or Bonus Match Rider, may be higher than expenses for a contract without an Extra Credit Rider or Bonus Match Rider. The amount of Credit Enhancement, or Bonus Amount and applicable Additional Amounts, may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2012

6919                                                Protected by U.S. Patent No. 7,251,623 B1.               32-69190-00  2011/05/01

•	Neuberger Berman Partners

•	Neuberger Berman Socially Responsive

•	Northern Institutional Global Tactical Asset Allocation

•	Northern Large Cap Growth (formerly Northern Select Equity)

•	Northern Large Cap Value

•	PIMCO All Asset

•	PIMCO Foreign Bond (U.S. Dollar-Hedged)

•	PIMCO Real Return

•	PIMCO Total Return

•	Prudential Jennison 20/20 Focus

•	Prudential Jennison Small Company2

•	Prudential Small-Cap Value (formerly Prudential Small-Cap Core Equity)

•	Royce Opportunity

•	Royce Value

•	RS Partners3

•	RS Technology

•	RS Value

•	Rydex | SGI Alpha Opportunity

•	Rydex | SGI High Yield

•	Rydex | SGI Large Cap Concentrated Growth

•	Rydex | SGI Large Cap Core

•	Rydex | SGI Large Cap Value

•	Rydex | SGI Mid Cap Growth

•	Rydex | SGI Mid Cap Value

•	Rydex | SGI MSCI EAFE Equal Weight (formerly Rydex | SGI Global)

•	Rydex | SGI Small Cap Growth

•	Rydex | SGI U.S. Intermediate Bond

•	Rydex | SGI U.S. Long Short Momentum

•	T. Rowe Price Capital Appreciation

•	T. Rowe Price Growth Stock

•	Wells Fargo Advantage Growth

•	Wells Fargo Advantage Large Cap Core (formerly Wells Fargo Advantage Large Company Core)

•	Wells Fargo Advantage Opportunity

•	Wells Fargo Advantage Small Cap Value

1
The Fidelity® Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity® Advisor Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity® Advisor Mid Cap Subaccount.

2
The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Jennison Small Company Subaccount.

3	Effective March 25, 2011, RS Partners was no longer available for new investments.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2012, which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 65 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

Table of Contents

Page
Definitions	5

Summary	6

Purpose of the Contract	6
The Separate Account and the Funds	6
Fixed Account	7
Purchase Payments	7
Contract Benefits	7
Optional Riders	7
Free-Look Right	7
Charges and Deductions	8
Federal Tax Considerations	10
Tax-Free Exchanges	10
Contacting the Company	10

Expense Table	11
Contract Owner Transaction Expenses	11
Periodic Expenses	11
Optional Rider Expenses	12
Example	13

Condensed Financial Information	14

Information About the Company, the Separate Account, and the Funds	25
Security Benefit Life Insurance Company	25
Published Ratings	25
Separate Account	26
Underlying Funds	26
Services and Administration	28

The Contract	28
General	28
Important Information About Your Benefits Under the Contract	28
Application for a Contract	29
Optional Riders	29

Extra Credit	29

Riders Available for Purchase Only Prior to February 1, 2010 or July 1, 2012	30
Purchase Payments	31
Allocation of Purchase Payments	31
Dollar Cost Averaging Option	31
Asset Reallocation Option	32
Transfers of Contract Value	33
Contract Value	36
Determination of Contract Value	37
Cut-Off Times	38
Full and Partial Withdrawals	38
Systematic Withdrawals	39
Free-Look Right	40
Death Benefit	40
Distribution Requirements	41
Death of the Annuitant	41

Charges and Deductions	41
Contingent Deferred Sales Charge	41
Mortality and Expense Risk Charge	42
Administration Charge	43
Account Administration Charge	43
Premium Tax Charge	43
Loan Interest Charge	43
Other Charges	44
Variations in Charges	44
Optional Rider Charges	44
Teacher Retirement System of Texas – Limits on Optional Riders	44
Underlying Fund Expenses	45

Annuity Period	46
General	46
Annuity Options	47
Selection of an Option	49

The Fixed Account	49
Interest	49
Death Benefit	50
Contract Charges	50
Transfers and Withdrawals from the Fixed Account	50
Payments from the Fixed Account	51

More About the Contract	51
Ownership	51
Designation and Change of Beneficiary	51
Dividends	51
Payments from the Separate Account	51
Proof of Age and Survival	52
Misstatements	52

Page
Loans	52
Restrictions on Withdrawals from Qualified Plans	53
Restrictions under the Texas Optional Retirement Program	54

Federal Tax Matters	54
Introduction	54
Tax Status of the Company and the Separate Account	55
Qualified Plans	55
Other Tax Considerations	59

Other Information	60
Voting of Underlying Fund Shares	60
Substitution of Investments	61
Changes to Comply with Law and Amendments	61
Reports to Owners	61
Electronic Privileges	62
State Variations	62
Legal Proceedings	62
Sale of the Contract	62
Legal Matters	64

Performance Information	64

Additional Information	65
Registration Statement	65
Financial Statements	65
Table of Contents for Statement of Additional Information	65

Objectives for Underlying Funds	65

Appendix A – Riders Available for Purchase Only Prior to February 1, 2010

Appendix B – Riders Available for Purchase Only Prior to July 1, 2012

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Additional Amount — An amount the Company may add to Contract Value under the Bonus Match Rider.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Bonus Amount — An amount added to Contract Value during the Bonus Amount Period under the Bonus Match Rider. The Company applies the Bonus Amount to the first $10,000 in Purchase Payments in any Contract Year that are made under a salary reduction agreement in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Debt — The unpaid loan balance including loan interest.

Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See “The Fixed Account.”

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Guaranteed Rate — The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.

Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.”

You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007, the Fidelity® Advisor Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004, the RS Partners Subaccount is available only if you purchased your Contract prior to March 25, 2011, and the Fidelity® Advisor International Capital Appreciation Subaccount is no longer available under the Contract. Owners may not allocate Purchase Payments or transfer Contract Value to the Fidelity® Advisor International Capital Appreciation Subaccount after December 31, 2004.

Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See “The Fixed Account.”

Purchase Payments — Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals , from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select the Extra Credit at 4% rider .  The Company makes this rider available only at issue. You may not terminate the rider after issue. The Extra Credit at 4% rider is available in every state. See the detailed description of the Extra Credit at 4% rider under “Optional Riders.”

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix B – Riders Available for Purchase Only Prior to July 1, 2012 .

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, Bonus Amounts, and Additional Amounts, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, Bonus Amounts, and Additional Amounts that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The Company will also waive the withdrawal charge for Contracts issued on or after July 1, 2012 if, at the time of withdrawal:  (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2)  the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.  Effective as of the date of the first withdrawal under the terms of this waiver, no additional Purchase Payments may be made to the Contract.  The Company assesses a monthly charge in connection with this waiver feature.  This waiver is not available for Contracts issued prior to July 1, 2012.  See “Charge for Certain Waivers of the Withdrawal Charge.”

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.

Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain “age,” depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is “age one” in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment, Bonus Amount, or Additional Amount Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See “Contingent Deferred Sales Charge.”

Charge for Certain Waivers of the   Withdrawal Charge . For Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge under certain circumstances.  The amount of the charge is equal to 0.25%, on an annual basis, of your Contract Value. See “Charge for Certain Waivers of the Withdrawal Charge.”

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders elected by the Owner , except the Bonus Match Rider which has an annual charge of $25 . For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value.

For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.

Teacher Retirement System of Texas – Limits on Optional Riders. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select the Extra Credit at 4% Rider .

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to   5 . 75% plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0% .   The net cost of a loan is the interest rate charged by the Company less the interest rate credited . Thus, the highest net cost of a loan you may be charged is 2.75%, plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges.

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of Security Benefit and the Separate Account” and “Charge for Security Benefit Taxes.”

Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%1
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$302
Net Loan Interest Charge3	2.75%
Charge for Certain Waivers of the Withdrawal Charge (as a percentage of Contract Value)	0.25% 4
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.90%5
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.55%6
Total Separate Account Annual Expenses	2.60%
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
2    A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
3    The net loan cost equals the difference between the amount of interest the Company charges you for a loan ( which will be no greater than 5 .75% plus the charge for Certain Waivers of the Withdrawal Charge and the total charges for riders you have selected ) and the amount of interest the Company credits to the Loan Account, which is 3.0% . The highest net cost of a loan is therefore 2.75%, plus the charge for Certain Waivers of the Withdrawal Charge and the amount of any applicable rider charges.
4    For Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge if, at the time of withdrawal:  (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2)  the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.  During the Annuity Period, we will continue to deduct the monthly charge if Annuity Option 5 or 6 is selected.  This waiver is not available for Contracts issued prior to July 1, 2012.  See “Charge for Certain Waivers of the Withdrawal Charge.”
5    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.90%; $25,000 or more – 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”
6    If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 1.55% of Contract Value for riders elected prior to February 1, 2010 (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).

Optional Rider Expenses (as a percentage of Contract Value)
	Interest Rate1	Annual Rider Charge
Riders Available For Purchase With The Contract:

Extra Credit Rider 4	4%	0.55%
Riders Available For Purchase ONLY Prior To July 1, 2012:
Annual Stepped Up Death Benefit Rider	---	0.20%
Waiver of Withdrawal Charge Rider	---	0.05%
Alternate Withdrawal Charge Rider5	0-Year	0.70%
	4-Year	0.55%
Waiver of Withdrawal Charge Rider—15 Years or Disability	---	0.05%
Riders Available For Purchase ONLY Prior To February 1, 2010:
Guaranteed Minimum Income Benefit Rider	3%	0.15%
	5%	0.30%
Guaranteed Growth Death Benefit Rider	3%	0.10%
	5%	0.20%
	6%2	0.25%
	7%2	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	5%	0.25%
Enhanced Death Benefit Rider	---	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	---	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	5%	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.45%3
Total Protection Rider	---	0.85%3
Extra Credit Rider4	3%	0.40%
	5%	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	---	0.10%
Waiver of Withdrawal Charge Rider—Hardship	---	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	---	0.20%
Bonus Match Rider	---	$256
1    Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2    Not available to Texas residents.
3    The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection”  in Appendix A - Riders Available for Purchase Only Prior to February 1, 2010 . The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
4    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
5    If the 4-Year Alternate Withdrawal Charge Rider w as not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See ”Alternate Withdrawal Charge” in Appendix B - Riders Available for Purchase Only Prior to July 1, 2012.
6    The Company will deduct a charge of $25 on each anniversary of the rider’s date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	[ ]%	[ ]%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	[ ]%	[ ]%
1     Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2011, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2011.
 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2013 .

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, the charge for Certain Waivers of the Withdrawal Charge, separate account annual expenses (including a maximum rider charge of 1.55%) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
If you do not surrender or you annuitize your Contract	[ ]	[ ]	[ ]	[ ]

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Equity Income	2010	$11.09	$12.05	148,971
	2009	10.30	11.09	135,324
	2008	13.43	10.30	112,234
	2007	13.77	13.43	108,071
	20063,4	12.00	13.77	86,777
	2005	12.21	12.00	72,862
	20042	11.31	12.21	29,286
	2003	9.49	11.31	13,942
	2002	9.28	9.49	1,063
American Century Heritage	2010	10.14	12.77	67,228
	2009	7.72	10.14	56,038
	2008	14.95	7.72	45,288
	2007	10.70	14.95	36,446
	20063,4	9.52	10.70	18,965
	2005	8.12	9.52	16,848
	20042	7.90	8.12	5,602
	2003	---	7.90	2,900
American Century International Growth	2010	8.30	9.06	103,890
	2009	6.45	8.30	103,169
	2008	12.28	6.45	110,790
	2007	10.93	12.28	118,433
	20063,4	9.11	10.93	115,933
	2005	8.38	9.11	76,879
	20042	7.57	8.38	26,679
	2003	---	7.57	10,435
American Century Select	2010	6.25	6.87	73,928
	2009	4.84	6.25	71,734
	2008	8.35	4.84	69,278
	2007	7.16	8.35	60,269
	20063,4	7.60	7.16	125,349
	2005	7.85	7.60	109,953
	20042	7.62	7.85	86,670
	2003	6.37	7.62	73,396
	2002	6.42	6.37	209
American Century Strategic Allocation: Aggressive	2010	8.55	9.46	61,803
	2009	7.09	8.55	50,379
	2008	11.13	7.09	33,935
	2007	10.10	11.13	34,208
	20063,4	10.00	10.10	99
American Century Strategic Allocation: Conservative	2010	9.18	9.66	49,086
	2009	8.35	9.18	17,862
	2008	10.34	8.35	18,054
	2007	10.02	10.34	12,667
	20063,4	10.00	10.02	---

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Strategic Allocation: Moderate	2010	$ 8.86	$ 9.58	198,166
	2009	7.63	8.86	119,469
	2008	10.75	7.63	40,957
	2007	10.08	10.75	397
	20063,4	10.00	10.08	---
American Century Ultra®	2010	9.01	10.07	24,537
	2009	6.94	9.01	21,833
	2008	12.41	6.94	19,439
	2007	10.62	12.41	16,290
	20063,4	11.45	10.62	17,253
	2005	11.68	11.45	11,623
	20042	11.01	11.68	3,827
	2003	---	11.01	283
Aston/Fairpointe Mid Cap (formerly Aston/Optimum Mid Cap)	2010	9.74	11.52	85,902
	2009	6.09	9.74	83,971
	2008	11.08	6.09	72,767
	2007	10.21	11.08	50,601
	20063,4	10.00	10.21	---
Baron Asset	2010	7.67	8.95	70,000
	2009	6.06	7.67	31,422
	2008	10.63	6.06	17,023
	2007	10.03	10.63	13,714
	20063,4	10.00	10.03	325
Calamos® Growth and Income	2010	9.22	9.95	40,898
	2009	7.00	9.22	30,311
	2008	10.54	7.00	17,123
	2007	10.01	10.54	3,162
	20063,4	10.00	10.01	5,382
Calamos® High Yield	2010	9.88	10.52	15,104
	2009	7.01	9.88	5,912
	2008	10.04	7.01	3,461
	2007	10.03	10.04	2,802
	20063,4	10.00	10.03	---
Dreyfus Appreciation	2010	7.35	8.15	251,474
	2009	6.32	7.35	252,428
	2008	9.71	6.32	293,790
	2007	9.48	9.71	266,314
	20063,4	8.48	9.48	225,480
	2005	8.47	8.48	189,162
	20042	8.34	8.47	149,939
	2003	7.38	8.34	84,198
	2002	7.38	7.20	185
Dreyfus General Money Market	2010	8.42	8.10	236,111
	2009	8.74	8.42	262,487
	2008	8.89	8.74	219,861
	2007	8.86	8.89	131,797
	20063,4	8.85	8.86	71,401
	2005	8.99	8.85	60,374
	20042	9.31	8.99	52,667
	2003	9.66	9.31	14,420
	2002	9.76	9.66	119

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus Opportunistic Mid Cap Value (formerly Dreyfus Mid Cap Value)	2010	$10.45	$12.56	48,100
	2009	6.71	10.45	49,467
	2008	11.60	6.71	41,600
	2007	11.44	11.60	38,170
	20063,4	10.77	11.44	30,471
	2005	10.36	10.77	22,053
	20042	9.17	10.36	10,376
	2003	6.05	9.17	3,357
	2002	5.92	6.05	190
Dreyfus Strategic Value	2010	9.73	10.76	176,946
	2009	8.10	9.73	181,378
	2008	13.16	8.10	152,630
	2007	12.93	13.16	110,401
	20063,4	11.21	12.93	45,524
	2005	10.76	11.21	27,089
	20042	9.52	10.76	12,600
	2003	---	9.52	3,656
Federated Bond	2010	10.50	11.21	64,403
	2009	8.64	10.50	50,005
	2008	10.01	8.64	19,075
	2007	9.91	10.01	11,358
	20063,4	10.00	9.91	6,580
Fidelity® Advisor Dividend Growth	2010	7.05	8.21	56,980
	2009	4.80	7.05	64,406
	2008	8.93	4.80	51,258
	2007	9.26	8.93	47,645
	20063,4	8.44	9.26	46,600
	2005	8.52	8.44	35,208
	20042	8.42	8.52	25,374
	2003	---	8.42	9,987
Fidelity® Advisor International Capital Appreciation	2010	9.33	10.36	23,490
	2009	6.24	9.33	24,770
	2008	13.25	6.24	25,248
	2007	13.20	13.25	27,460
	20063,4	11.99	13.20	59,175
	2005	11.00	11.99	64,197
	20042	10.38	11.00	71,828
	2003	7.66	10.38	62,572
	2002	8.03	7.66	151
Fidelity® Advisor Mid Cap	2010	8.45	10.06	23,323
	2009	6.00	8.45	27,207
	2008	13.11	6.00	24,049
	2007	12.45	13.11	25,261
	20063,4	11.45	12.45	21,368
	2005	11.00	11.45	20,691
	20042	9.87	11.00	16,206
	2003	---	9.87	7,252

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® Advisor Real Estate	2010	$13.03	$16.13	46,638
	2009	9.94	13.03	38,038
	2008	17.31	9.94	35,452
	2007	21.99	17.31	29,403
	20063,4	16.86	21.99	30,062
	2005	15.12	16.86	17,231
	20042	11.81	15.12	8,756
	2003	---	11.81	557
Fidelity® Advisor Value Strategies	2010	9.25	11.20	63,011
	2009	6.07	9.25	70,533
	2008	12.97	6.07	65,678
	2007	12.84	12.97	58,078
	20063,4	11.54	12.84	54,355
	2005	11.74	11.54	45,222
	20042	10.68	11.74	26,417
	2003	---	10.68	11,170
Goldman Sachs Emerging Markets Equity	2010	9.55	10.66	77,264
	2009	5.61	9.55	52,731
	2008	12.84	5.61	20,827
	2007	10.45	12.84	8,712
	20063,4	10.00	10.45	1,079
Goldman Sachs Government Income	2010	10.30	10.37	182,127
	2009	10.26	10.30	128,307
	2008	10.18	10.26	29,209
	2007	9.91	10.18	32,340
	20063,4	10.00	9.91	15,610
Invesco Basic Value	2010	6.83	7.02	37,141
	2009	4.69	6.83	39,593
	2008	10.12	4.69	40,127
	2007	10.41	10.12	35,213
	20063,4	9.56	10.41	31,428
	2005	9.42	9.56	22,702
	20042	8.83	9.42	18,419
	2003	6.87	8.83	7,340
	2002	7.08	6.87	711
Invesco Dynamics	2010	6.45	7.66	10,583
	2009	4.69	6.45	8,954
	2008	9.22	4.69	8,812
	2007	8.53	9.22	16,305
	20063,4	7.62	8.53	10,386
	2005	7.18	7.62	4,454
	20042	6.69	7.18	4,130
	2003	5.04	6.69	5,424
	2002	4.86	5.04	265

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Large Cap Growth	2010	$ 5.83	$ 6.57	66,560
	2009	4.85	5.83	74,705
	2008	8.15	4.85	83,742
	2007	7.33	8.15	78,970
	20063,4	7.12	7.33	74,472
	2005	7.18	7.12	49,493
	20042	7.16	7.18	36,104
	2003	5.94	7.16	11,028
	2002	6.08	5.94	247
Invesco Mid Cap Core Equity	2010	11.01	11.91	85,401
	2009	8.79	11.01	76,343
	2008	12.60	8.79	63,060
	2007	11.92	12.60	58,907
	20063,4	11.16	11.92	96,433
	2005	10.80	11.16	98,386
	20042	9.87	10.80	81,683
	2003	---	9.87	59,018
Invesco Small Cap Growth	2010	8.21	9.97	65,603
	2009	6.35	8.21	74,846
	2008	10.78	6.35	85,957
	2007	10.06	10.78	60,162
	20063,4	9.15	10.06	56,603
	2005	8.79	9.15	44,154
	20042	8.55	8.79	31,422
	2003	---	8.55	7,945
Invesco Technology	2010	4.20	4.88	55,599
	2009	2.76	4.20	68,499
	2008	5.18	2.76	91,597
	2007	5.02	5.18	86,262
	20063,4	4.74	5.02	80,330
	2005	4.85	4.74	58,015
	20042	4.89	4.85	25,559
	2003	---	4.89	12,296
Invesco Van Kampen Comstock (formerly Van Kampen Comstock)	2010	8.01	8.90	232,910
	2009	6.43	8.01	247,977
	2008	10.43	6.43	324,281
	2007	11.06	10.43	276,143
	20063,4	9.90	11.06	294,804
	2005	9.88	9.90	242,756
	20042	8.74	9.88	156,796
	2003	6.94	8.74	87,488
	20021	6.83	6.94	166
Invesco Van Kampen Equity and Income (formerly Van Kampen Equity and Income)	2010	10.27	11.10	242,739
	2009	8.65	10.27	232,006
	2008	11.95	8.65	177,395
	2007	12.04	11.95	172,895
	20063,4	11.12	12.04	152,412
	2005	10.72	11.12	96,696
	20042	9.98	10.72	52,306
	2003	8.49	9.98	16,063
	20021	8.51	8.49	640

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Van Kampen Mid Cap Growth (formerly Van Kampen Mid Cap Growth)6	2010	$ 6.79	$ 8.32	14,228
	2009	4.43	6.79	17,186
	2008	10.00	4.43	16,153
Janus INTECH Risk-Managed Core	2010	7.47	8.34	8,411
	2009	6.34	7.47	5,157
	2008	10.30	6.34	842
	2007	10.08	10.30	1,433
	20063,4	10.00	10.08	212
Janus Overseas	2010	9.98	11.42	279,369
	2009	6.11	9.98	225,754
	2008	12.47	6.11	174,579
	2007	10.28	12.47	94,946
	20063,4	10.00	10.28	781
Neuberger Berman Partners	2010	7.26	8.03	39,738
	2009	4.85	7.26	30,966
	2008	10.54	4.85	7,320
	2007	9.99	10.54	1,547
	20063,4	10.00	9.99	---
Neuberger Berman Socially Responsive	2010	7.99	9.41	18,940
	2009	6.37	7.99	13,323
	2008	10.84	6.37	8,614
	2007	10.51	10.84	3,893
	20063,4	10.00	10.51	2,407
Northern Institutional Global Tactical Asset Allocation	2010	9.95	10.60	16,872
	2009	8.61	9.95	14,058
	2008	11.36	8.61	10,358
	2007	11.32	11.36	9,456
	20063,4	10.94	11.32	6,904
	2005	10.88	10.94	5,547
	20042	10.72	10.88	3,846
	2003	---	10.72	105
Northern Large Cap Growth (formerly Northern Select Equity)	2010	9.16	10.15	10,883
	2009	7.41	9.16	9,116
	2008	12.93	7.41	9,575
	2007	11.40	12.93	6,157
	20063,4	10.97	11.40	4,087
	2005	10.98	10.97	4,553
	20042	10.95	10.98	294
	2003	---	10.95	169
Northern Large Cap Value	2010	10.05	10.96	13,363
	2009	8.33	10.05	13,405
	2008	13.12	8.33	16,346
	2007	14.16	13.12	16,579
	20063,4	12.34	14.16	16,307
	2005	12.42	12.34	11,163
	20042	11.65	12.42	5,926
	2003	---	11.65	37

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO All Asset	2010	$ 9.61	$10.42	81,500
	2009	8.21	9.61	73,871
	2008	10.17	8.21	16,190
	2007	9.83	10.17	335
	20063,4	10.00	9.83	---
PIMCO Foreign Bond (U.S. Dollar-Hedged)	2010	10.41	10.85	45,729
	2009	9.16	10.41	33,592
	2008	9.82	9.16	17,540
	2007	9.89	9.82	4,030
	20063,4	10.00	9.89	4,243
PIMCO Real Return	2010	10.45	10.76	206,303
	2009	9.20	10.45	212,774
	2008	10.29	9.20	225,526
	2007	9.66	10.29	142,940
	20063,4	10.08	9.66	140,952
	2005	10.29	10.08	127,351
	20042	9.87	10.29	26,708
	2003	---	9.87	965
PIMCO Total Return	2010	10.83	11.26	374,465
	2009	9.96	10.83	274,846
	2008	9.95	9.96	188,369
	2007	9.56	9.95	96,431
	20063,4	9.62	9.56	65,976
	2005	9.80	9.62	42,523
	20042	9.76	9.80	19,758
	2003	---	9.76	602
Prudential Jennison 20/20 Focus	2010	9.30	9.60	151,432
	2009	6.15	9.30	98,709
	2008	10.61	6.15	41,145
	2007	10.03	10.61	7,764
	20063,4	10.00	10.03	---
Prudential Jennison Small Company	2010	8.16	9.86	11,777
	2009	6.21	8.16	9,712
	2008	10.43	6.21	7,349
	2007	9.90	10.43	7,345
	20063,4	10.00	9.90	13,421
Prudential Small-Cap Value9 (formerly Prudential Small-Cap Core Equity)	2010	6.51	7.82	6,934
	2009	5.77	6.51	6,030
	2008	9.34	5.77	3,046
	2007	10.00	9.34	45
	20063,4	10.00	10.00	---
Royce Opportunity	2010	7.69	9.86	10,990
	2009	4.94	7.69	5,746
	2008	9.47	4.94	9,296
	2007	10.08	9.47	5,997
	20063,4	10.00	10.08	729
Royce Value	2010	8.70	10.46	72,618
	2009	6.25	8.70	49,640
	2008	9.88	6.25	29,081
	2007	9.90	9.88	12,314
	20063,4	10.00	9.90	---

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
RS Partners8	2010	$14.04	$17.27	85,538
	2009	10.16	14.04	87,305
	2008	17.21	10.16	86,637
	2007	18.60	17.21	82,691
	20063,4	17.39	18.60	81,393
	2005	16.15	17.39	68,570
	20042	12.74	16.15	40,435
	2003	---	12.74	1,087
RS Technology	2010	9.34	12.22	13,111
	2009	5.54	9.34	12,925
	2008	11.74	5.54	2,096
	2007	9.98	11.74	956
	20063,4	10.00	9.98	---
RS Value	2010	7.51	9.07	79,539
	2009	5.66	7.51	67,080
	2008	10.10	5.66	39,545
	2007	10.12	10.10	6,756
	20063,4	10.00	10.12	139
Rydex | SGI Alpha Opportunity	2010	11.83	14.06	19,563
	2009	9.88	11.83	25,017
	2008	15.83	9.88	39,372
	2007	13.93	15.83	38,594
	20063,4	12.89	13.93	24,929
	2005	12.50	12.89	18,211
	20042	11.57	12.50	9,287
	2003	---	11.57	42
Rydex | SGI High Yield7	2010	12.52	13.83	114,388
	2009	7.63	12.52	132,540
	2008	11.52	7.63	64,515
	2007	11.76	11.52	40,194
	20063,4	11.09	11.76	31,311
	2005	11.16	11.09	17,880
	20042	10.46	11.16	6,915
	2003	---	10.46	615
Rydex | SGI Large Cap Concentrated Growth	2010	6.86	7.66	33,750
	2009	5.35	6.86	19,113
	2008	8.88	5.35	19,282
	2007	9.87	8.88	21,383
	20063,4	10.00	9.87	19,156
Rydex | SGI Large Cap Core	2010	5.80	6.45	13,591
	2009	4.68	5.80	12,529
	2008	7.79	4.68	11,148
	2007	8.54	7.79	8,153
	20063,4	7.93	8.54	7,391
	2005	7.94	7.93	5,454
	20042	7.69	7.94	4,501
	2003	---	7.69	1,491

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex | SGI Large Cap Value	2010	$ 7.90	$ 8.68	31,544
	2009	6.46	7.90	27,065
	2008	10.88	6.46	24,495
	2007	10.82	10.88	39,124
	20063,4	9.31	10.82	61,182
	2005	8.83	9.31	16,387
	20042	8.34	8.83	5,811
	2003	6.82	8.34	2,351
	20021	7.01	6.82	58
Rydex | SGI Mid Cap Growth	2010	6.99	8.26	80,024
	2009	5.08	6.99	78,685
	2008	8.88	5.08	62,550
	2007	10.25	8.88	61,791
	20063,4	10.19	10.25	59,809
	2005	9.90	10.19	45,518
	20042	9.39	9.90	25,683
	2003	---	9.39	8,214
Rydex | SGI Mid Cap Value	2010	16.25	18.23	174,108
	2009	12.04	16.25	187,034
	2008	17.20	12.04	178,993
	2007	17.71	17.20	175,670
	20063,4	16.02	17.71	163,991
	2005	14.39	16.02	146,052
	20042	11.80	14.39	109,248
	2003	8.08	11.80	67,622
	20021	8.14	8.08	1,419
Rydex | SGI MSCI EAFE Equal Weight (formerly Rydex | SGI Global)	2010	9.04	9.99	217,103
	2009	7.85	9.04	201,241
	2008	13.21	7.85	186,078
	2007	12.35	13.21	163,241
	20063,4	11.01	12.35	161,225
	2005	10.13	11.01	127,016
	20042	8.93	10.13	82,366
	2003	6.56	8.93	67,706
	20021	6.91	6.56	176
Rydex | SGI Small Cap Growth	2010	6.71	8.23	19,605
	2009	5.25	6.71	21,033
	2008	10.49	5.25	19,851
	2007	10.41	10.49	18,114
	20063,4	10.36	10.41	19,024
	2005	10.09	10.36	12,285
	20042	9.03	10.09	4,363
	2003	6.06	9.03	3,120
	20021	5.99	6.06	250

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex | SGI U.S. Intermediate Bond	2010	$ 9.15	$ 9.33	112,594
	2009	8.60	9.15	93,548
	2008	10.08	8.60	23,135
	2007	10.24	10.08	26,267
	20063,4	10.27	10.24	31,577
	2005	10.52	10.27	47,422
	20042	10.58	10.52	39,926
	2003	10.71	10.58	41,660
	20021	10.62	10.71	81
Rydex | SGI U.S. Long Short Momentum (formerly Rydex | SGI All-Cap Opportunity)	2010	11.78	12.55	57,586
	2009	9.62	11.78	44,885
	2008	16.73	9.62	58,847
	2007	14.28	16.73	62,937
	20063,4	13.34	14.28	55,493
	2005	12.15	13.34	38,738
	20042	11.45	12.15	4,039
	2003	---	11.45	115
Security Capital Preservation5	2010	---	---	---
	2009	---	---	---
	2008	9.79	7.82	107,116
	2007	10.16	9.79	103,167
	20063,4	10.14	10.16	103,376
	2005	10.34	10.14	117,059
	20042	10.13	10.34	113,336
	2003	10.18	10.13	66,733
	20021	10.18	10.18	2,012
Security Large Cap Growth	2010	---	---	---
	2009	---	---	---
	2008	---	---	---
	2007	---	---	---
	20063,4	7.16	---	---
	2005	7.28	7.16	16,600
	20042	7.37	7.28	12,423
	2003	---	7.37	2,723
Security Social Awareness	2010	---	---	---
	2009	---	---	---
	2008	---	---	---
	2007	---	---	---
	20063,4	7.99	---	---
	2005	7.97	7.99	4,388
	20042	7.96	7.97	2,017
	2003	6.76	7.96	762
	20021	6.78	6.76	118
T. Rowe Price Capital Appreciation	2010	9.01	9.86	81,420
	2009	7.06	9.01	60,996
	2008	10.11	7.06	42,826
	2007	10.09	10.11	8,335
	20063,4	10.00	10.09	281

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
T. Rowe Price Growth Stock	2010	$ 8.10	$ 9.06	213,636
	2009	5.91	8.10	138,321
	2008	10.68	5.91	117,517
	2007	10.11	10.68	56,336
	20063,4	10.00	10.11	14,530
Wells Fargo Advantage Growth	2010	7.40	8.99	52,065
	2009	5.22	7.40	46,329
	2008	9.10	5.22	46,037
	2007	7.42	9.10	23,223
	20063,4	7.14	7.42	12,735
	2005	6.66	7.14	7,657
	20042	6.10	6.66	3,543
	2003	---	6.10	2,683
Wells Fargo Advantage Large Cap Core10 (formerly Wells Fargo Advantage Large Company Core)	2010	5.80	6.69	21,847
	2009	4.93	6.60	16,158
	2008	8.44	4.93	8,069
	2007	8.57	8.44	7,123
	20063,4	7.71	8.57	6,079
	2005	8.15	7.71	5,562
	20042	7.79	8.15	7,157
	2003	---	7.79	5,029
Wells Fargo Advantage Opportunity	2010	8.61	10.05	26,101
	2009	6.08	8.61	23,333
	2008	10.60	6.08	14,417
	2007	10.50	10.60	7,552
	20063,4	9.76	10.50	6,483
	2005	9.47	9.76	5,236
	20042	8.39	9.47	4,506
	2003	6.35	8.39	3,347
	20021	6.35	6.35	237

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Wells Fargo Advantage Small Cap Value	2010	$15.79	$18.13	116,590
	2009	10.82	15.79	107,124
	2008	18.25	10.82	94,024
	2007	17.21	18.25	74,412
	20063,4	15.85	17.21	74,042
	2005	14.35	15.85	67,149
	20042	12.45	14.35	52,532
	2003	8.72	12.45	54,273
	20021	8.73	8.72	137
1     For the period of September 3, 2002 (date of inception) through December 31, 2002.
2     For the period of April 1, 2004 (date of inception) through December 31, 2004 for the Security Income Opportunity Subaccount.
3     For the period of December 1, 2006 (date of inception) through December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, Aston/Fairpointe Mid Cap (formerly Aston/Optimum Mid Cap), Baron Asset, Calamos® Growth and Income, Calamos® High Yield, Federated Bond, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus INTECH Risk-Managed Core, Janus Overseas, Jennison 20/20 Focus, Neuberger Berman Partners, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), Prudential Jennison Small Company, Prudential Small-Cap Core Equity, Royce Opportunity, Royce Value, RS Technology, RS Value, T. Rowe Price Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.
4     For the period of time from January 1, 2006 through June 16, 2006 for the Security Large Cap Growth and Security Social Awareness Subaccounts. On June 16, 2006, the funds underlying these Subaccounts were reorganized into the Security Select 25 Subaccount (now the Rydex | SGI Large Cap Concentrated Growth Subaccount), and Contract Value allocated to these Subaccounts on that date was transferred to the Security Select 25 Subaccount. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006, for those Subaccounts.
5     Effective February 20, 2009, the Security Capital Preservation Fund merged into the Security Diversified Income Fund, which was renamed the Security U.S. Intermediate Bond Fund (now the U.S. Intermediate Bond Subaccount). Contract Value allocated to the Security Capital Preservation Subaccount on that date was transferred to the Security Diversified Income Subaccount, which was renamed the Security U.S. Intermediate Bond Subaccount.
6    Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Van Kampen Mid Cap Growth Fund. The values in the table for periods prior to the merger reflect investment in the Van Kampen Aggressive Growth Fund.
7    Effective July 25, 2008, the Security Income Opportunity Fund merged into the Security High Yield Fund. The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.
8    Effective March 25, 2011, RS Partners was no longer available for new investments.
9    Effective April 15, 2011, the Prudential Small-Cap Core Equity Fund merged into the Prudential Small-Cap Value Fund. The values in the table for periods prior to the merger reflect investment in the Prudential Small-Cap Core Equity Fund.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2011, the Company had total assets of approximately $ [   ] billion. Together with its affiliates, the Company has total funds under management of approximately $ [   ] billion.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company has entered into an administrative services agreement with se2, inc. (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

Optional Riders — Upon your application for the Contract, you may select the Extra Credit at 4% rider .  The Company makes this rider available only at issue. You cannot change or cancel the rider after it is issued.  The Extra Credit at 4% rider is available in every state.

For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix B – Riders Available for Purchase Only Prior to July 1, 2012 .

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment.

This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.	Contract Value immediately prior to the withdrawal.

The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge” in Appendix B – Riders Available for Purchase Only Prior to July 1, 2012. Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders in Appendix A and B .

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Prior to May 1, 2010, the Company paid an additional Credit Enhancement to customers of broker-dealers that were concerned about the suitability of their customers’ current contracts due to restrictions under those contracts on actively managed allocations. The Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.

Riders Available for Purchase Only Prior to February 1, 2010 or July 1 , 2012  — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix A – Riders Available For Purchase Only Prior To February 1, 2010 and Appendix B – Riders Available For Purchase Only Prior To July 1, 2012 for descriptions of these riders.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.”

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective accumulation unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s), and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within the previous 12 months;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below,) the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

Subaccount	Number of Round Trip Transfers
Dreyfus General Money Market	Unlimited
Calamos® Growth and Income, Calamos® High Yield	81
Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Invesco Basic Value, Invesco Dynamics, Invesco Large Cap Growth, Invesco Mid Cap Core Equity, Invesco Small Cap Growth, Invesco Technology, Invesco Van Kampen Comstock, Invesco Van Kampen Equity and Income, Invesco Van Kampen Mid Cap Growth Neuberger Berman Partners, Neuberger Berman Socially Responsive, PIMCO All Asset, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Real Return, PIMCO Total Return	41
American Century Equity Income, American Century Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, American Century Ultra®, Federated Bond, Royce Opportunity, Royce Value	21
Aston/Fairpointe Mid Cap, Northern Institutional Global Tactical Asset Allocation, Northern Large Cap Value, Northern Select Equity, Rydex | SGI High Yield, Rydex | SGI Large Cap Concentrated Growth, Rydex | SGI Large Cap Core, Rydex | SGI Large Cap Value, Rydex | SGI Mid Cap Growth, Rydex | SGI Mid Cap Value, Rydex | SGI MSCI EAFE Equal Weight, Rydex | SGI Small Cap Growth, Rydex | SGI U.S. Intermediate Bond	22
Dreyfus Appreciation, Dreyfus Opportunistic Mid Cap Value, Dreyfus Strategic Value	26

Subaccount	Number of Round Trip Transfers
Prudential Jennison 20/20 Focus, Prudential Jennison Small Company**, Prudential Small-Cap Value	24
Fidelity® Advisor Dividend Growth, Fidelity® Advisor Mid Cap*, Fidelity® Advisor Real Estate, Fidelity® Advisor Value Strategies	12
Baron Asset	14
Janus INTECH Risk-Managed Core, Janus Overseas, T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock	14
RS Partners***, RS Technology, RS Value, Wells Fargo Advantage Growth, Wells Fargo Advantage Large Company Core, Wells Fargo Advantage Opportunity, Wells Fargo Advantage Small Cap Value	15
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
2    Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
3     Number of round trip transfers that can be made in any 6 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
4     Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
5     Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
6     Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
    *You may transfer Contract Value to the Fidelity® Advisor Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.
  **You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.
***You may transfer Contract Value to the RS Partners Subaccount only if you purchased your Contract prior to March 25, 2011.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the

Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount . As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value

allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Interest credited to the Fixed Account,

•	Payment of Purchase Payments,

•	The amount of any outstanding Contract Debt,

•	Full and partial withdrawals (including systematic withdrawals), and

•	Charges assessed in connection with the Contract, including charges for any optional Riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, Bonus Amounts, and Additional Amounts allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.

The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge , the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional riders (other than the Bonus Match Rider) (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charges on partial withdrawals (including systematic withdrawals) from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See

“Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal $0.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Amounts during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancement or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of any Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.
The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts and/or Additional Amounts if the Extra Credit Rider and/or Bonus Match Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders in Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 , as well as the discussion of the Annual Stepped Up Death Benefit in Appendix B – Riders Available for Purchase Only Prior to July 1, 2012 . Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Distribution Requirements — For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Any rules permitting a spouse to continue the Contract upon the death of an owner are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.

The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, Bonus Amounts, and/or Additional Amounts, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Amounts, then Additional Amounts in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments, Bonus Amounts, and Additional Amounts for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The Company will also waive the withdrawal charge for Contracts issued on or after July 1, 2012 if, at the time of withdrawal:  (1) the Contract has been in force for 10 or more Contract Years and the Owner has made

Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2)  the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.  Effective as of the date of the first withdrawal under the terms of this waiver, no additional Purchase Payments may be made to the Contract.  The Company assesses a monthly charge in connection with this waiver feature.  This waiver is not available for Contracts issued prior to July 1, 2012.  See “Charge for Certain Waivers of the Withdrawal Charge.”

The amount of the charge will depend on how long your Purchase Payments, Bonus Amounts, and/or Additional Amounts have been held under the Contract. Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain “age,” depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is “age one” in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment, Bonus Amount, or Additional Amount Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Charge for Certain Waivers of the Withdrawal Charge — For Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge in the event: (1) the Contract has been in force for 10 or more Contract Years at the time of withdrawal and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2)  the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.  The amount of the charge is equal to 0.25%, on an annual basis, of your Contract Value.  The Company will deduct the monthly charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly charge for the life of the Contract if you elect Annuity Option 5 or 6.  The Company will deduct the monthly charge even if the waiver is not being provided.

Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to   5 .75% plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0% . The net cost of a loan is the interest rate charged by the Company less the interest rate credited . Thus, the highest net cost of a loan you may be charged is 2.75%, plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges. (For loans issued prior to May 1, 2006, the net cost of a loan was 2.5%, plus the amount of any applicable rider charges.)

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. Currently, only the Extra Credit at 4% rider is available for purchase.   The Company makes this rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner, except the Bonus Match Rider which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix B – Riders Available for Purchase Only Prior to July 1, 2012 .

Teacher Retirement System of Texas – Limits on Optional Riders — If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select the Extra Credit at 4% rider .

Optional Rider Expenses (as a percentage of Contract Value)
	Interest Rate1	Annual Rider Charge
Riders Available For Purchase With The Contract:

Extra Credit Rider 4	4%	0.55%
Riders Available For Purchase ONLY Prior To July 1, 2012:
Annual Stepped Up Death Benefit Rider	---	0.20%
Waiver of Withdrawal Charge Rider	---	0.05%
Alternate Withdrawal Charge Rider5	0-Year	0.70%
	4-Year	0.55%
Waiver of Withdrawal Charge Rider—15 Years or Disability	---	0.05%
Riders Available For Purchase ONLY Prior To February 1, 2010:
Guaranteed Minimum Income Benefit Rider	3%	0.15%
	5%	0.30%

Optional Rider Expenses (as a percentage of Contract Value)
Interest Rate1	Annual Rider Charge
Guaranteed Growth Death Benefit Rider	3%	0.10%
	5%	0.20%
	6%2	0.25%
	7%2	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	5%	0.25%
Enhanced Death Benefit Rider	---	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	---	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	5%	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.45%3
Total Protection Rider	---	0.85%3
Extra Credit Rider4	3%	0.40%
	5%	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	---	0.10%
Waiver of Withdrawal Charge Rider—Hardship	---	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	---	0.20%
Bonus Match Rider	---	$256
1     Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death     Benefit Rider, and the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2     Not available to Texas residents.
3     The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” in Appendix A - Riders Available for Purchase Only Prior to February 1, 2010. The current charge for each such   rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
4     The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
5     If the 4-Year Alternate Withdrawal Charge Rider w as not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was   available for a charge of 0.40%. See ”Alternate Withdrawal Charge” in Appendix B - Riders Available for Purchase Only Prior to July 1, 2012.
6     The Company will deduct a charge of $25 on each anniversary of the rider’s date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider you may apply the Minimum Income Benefit to purchase a (fixed) Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½% in lieu of the rate described above.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge , the charge for Certain Waivers of the Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge , the charge for Certain Waivers of the Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a

Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.

The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”

Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.

Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”

If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”

Contract Charges — Premium taxes and the account administration, optional Rider and withdrawal charges , as well as the charge for Certain Waivers of the Withdrawal Charge, will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, the charge for Certain Waivers of the Withdrawal Charge and any optional rider charges are deducted from current interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”

If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”

Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Dreyfus General Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Dreyfus General Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer’s Plan or program for any additional loan restrictions.

When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of interest equal to 3.0% .

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to 5.75% plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. For example, if you select the Extra Credit at 4% Rider with an annual charge of 0.55%, the loan interest rate is guaranteed not to exceed 6.55% (5.75% + 0.25% + 0.55%) . Because the Contract Value maintained in the Loan Account (which will earn 3.0% on an annual basis ) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the interest rate credited . Thus, the highest net cost of a loan you may be charged is 2.75%, plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges.

      Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

You should consult with your tax adviser on the effect of a loan.

Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your contract. In addition, we may assess a different withdrawal charge on contracts issued to Participants in the Texas Optional Retirement Program. See “Contingent Deferred Sales Charge.”

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract.

Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”

Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000.

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($90,000 for a married couple filing a joint return and $56,000 for a single taxpayer in 2011). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $169,000 and $179,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional

IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $107,000 to $122,000 in adjusted gross income ($169,000 to $179,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one ”eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Other Tax Considerations —

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer

(“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material  provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2011, 2010, and 2009, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $[ ], $6,381,417, and $8,803,783, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 201 1 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): PlanMember Securities Corporation, OFG Financial Services, Inc., TransAmerica Financial Advisors, Legend Equities Corporation, KMS Financial Services, Inc., Vantage Securities, Inc., Flexible Plan Investments Ltd., Lincoln Investment Planning, Inc., Northern Lights Distributors, LLC, CLS Investments, LLC, Comprehensive Asset Management and Servicing, Inc., Next Financial Group, Inc., Silver Oak Securities, Inc., Retirement Plan Advisors, Inc., and Cambridge Legacy Securities, LLC.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Dreyfus General Money Market Subaccount may also be extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, the charge for Certain Waivers of the Withdrawal Charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until September 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the Security Benefit Advisor Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective(s) of any Underlying Fund will be met.

The information below is only a summary. More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus and may be obtained by calling 1-800-888-2461.

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
American Century Equity Income	A	The fund seeks current income. Capital appreciation is a secondary objective.	American Century Investment Management, Inc.
American Century Heritage	A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century International Growth	A	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century Select	A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century Strategic Allocation: Aggressive	A
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.
American Century Investment Management, Inc.
American Century Strategic Allocation: Conservative	A
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.
American Century Investment Management, Inc.
American Century Strategic Allocation: Moderate	A
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.
American Century Investment Management, Inc.
American Century Ultra®	A	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
Aston/Fairpointe Mid Cap	N	The fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.	Aston Asset Management LLC	Fairpointe Capital LLC
Baron Asset	Retail	Capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.	BAMCO Inc.
Calamos® Growth and Income	A	High long-term total return through growth and current income	Calamos® Advisors LLC
Calamos® High Yield	A	Highest level of current income obtainable with reasonable risk, with a secondary objective of capital gain where consistent with the Fund's primary objective.	Calamos® Advisors LLC
Dreyfus Appreciation	N/A	The fund seeks long-term capital appreciation consistent with the preservation of capital; current income is a secondary goal.	The Dreyfus Corporation	Fayez Sarofim & Company

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Dreyfus General Money Market	B	The fund seeks as high a level of current income as is consistent with the preservation of capital.	The Dreyfus Corporation
Dreyfus Opportunistic Midcap Value	A	The fund seeks to surpass the performance of the Russell Midcap Value Index.	The Dreyfus Corporation
Dreyfus Strategic Value	A	The fund seeks capital appreciation.	The Dreyfus Corporation
Federated Bond	A	to provide as high a level of current income as is consistent with the preservation of capital	Federated Investment Management Company
Fidelity® Advisor Dividend Growth	T	The fund seeks capital appreciation.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor International Capital Appreciation¹	T	The fund seeks capital appreciation.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor Mid Cap²	T	The fund seeks long-term growth of capital.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor Real Estate	T	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor Value Strategies	T	The fund seeks capital appreciation.	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Goldman Sachs Emerging Markets Equity	Service	The Fund seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Government Income	Service	The Fund seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Invesco Basic Value	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Dynamics	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Large Cap Growth	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Mid Cap Core Equity	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Small Cap Growth	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Technology	A	Long-term growth of capital	Invesco Advisers, Inc.
Invesco Van Kampen Comstock	A	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers, Inc.
Invesco Van Kampen Equity and Income	A	To seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective	Invesco Advisers, Inc.
Invesco Van Kampen Mid Cap Growth	A	To seek capital growth	Invesco Advisers, Inc.
Janus INTECH Risk-Managed Core	S	Seeks long-term growth of capital.	Janus Capital Management LLC	INTECH Investment Management LLC
Janus Overseas	S	Seeks long-term growth of capital.	Janus Capital Management LLC
Neuberger Berman Partners	Advisor	The Fund seeks growth of capital	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman Socially Responsive	Trust	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC	Neuberger Berman LLC
Northern Institutional Global Tactical Asset Allocation	A	Seeks to provide long-term capital appreciation and current income	Northern Trust Investments, N.A.
Northern Large Cap Growth	N/A	Seeks to provide long-term capital appreciation	Northern Trust Investments, N.A.
Northern Large Cap Value	N/A	Seeks to provide long-term capital appreciation	Northern Trust Investments, N.A.
PIMCO All Asset	R	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return	R	The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
PIMCO Total Return	R	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Prudential Jennison 20/20 Focus	A	Long-term growth of capital.	Prudential Investments LLC	Jennison Associates LLC
Prudential Jennison Small Company³	A	Capital growth	Prudential Investments LLC	Jennison Associates LLC
Prudential Small-Cap Core Equity	A	Long-term capital appreciation.	Prudential Investments LLC	Quantitative Management Associates LLC
Royce Opportunity	Service	Long-term growth of capital.	Royce & Associates, LLC
Royce Value	Service	Long-term growth of capital.	Royce & Associates, LLC
RS Partners5	A	Long-term growth	RS Investments
RS Technology	A	Long-term capital appreciation	RS Investments
RS Value	A	Long-term capital appreciation	RS Investments
Rydex | SGI Alpha Opportunity4	A	Long-term growth of capital	Security Investors, LLC	Mainstream Investment Advisers LLC
Rydex | SGI High Yield	A	Primary high current income and secondary capital appreciation	Security Investors, LLC
Rydex | SGI Large Cap Concentrated Growth	A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI Large Cap Core	A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI Large Cap Value	A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI Mid Cap Growth	A	Capital appreciation	Security Investors, LLC
Rydex | SGI Mid Cap Value	A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI MSCI EAFE Equal Weight	A	Performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index	Security Investors, LLC
Rydex | SGI Small Cap Growth	A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI U.S. Intermediate Bond	A	Current income	Security Investors, LLC
Rydex | SGI U.S. Long Short Momentum	H	Long-term capital appreciation	Security Investors, LLC
T. Rowe Price Capital Appreciation	Advisor
Seeks to maximize capital appreciation over time through investments primarily in common stocks believed to be undervalued, which typically constitute at least half of total assets. The remaining assets are generally invested in convertibles, bonds, and other securities to help preserve principal value. The fund is intended for investors who seek a conservative approach to long-term growth of capital and prefer a strategy that focuses on reducing risk as much as maximizing gains.
T. Rowe Price Associates, Inc.

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
T. Rowe Price Growth Stock	R
Seeks to provide long-term growth of capital and, secondarily, increasing dividend income by investing primarily in common stocks of well-established growth companies. The fund focuses primarily on U.S. stocks but may also invest up to 30% of total assets in foreign securities. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing.
T. Rowe Price Associates, Inc.
Wells Fargo Advantage Growth	A	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Large Cap Core	A	Long-term capital appreciation	Wells Fargo Funds Management LLC	Golden Capital Management, LLC
Wells Fargo Advantage Opportunity	A	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value	A	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.

APPENDIX A

Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments (which do not include any Bonus Amounts and/or Additional Amounts paid under the Bonus Match Rider) and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.

In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.

Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements (but not including any Bonus Amounts or Additional Amounts), net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect ed the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

1

The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), net of premium tax and any withdrawals, including withdrawal charges.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.	The Annual Stepped Up Death Benefit (as described above); or

4.	The Guaranteed Growth Death Benefit at 5% (as described above).

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Enhanced Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges; or

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.

•	“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

2

•
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the

3

death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
* A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

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If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge,” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Growth Death Benefit,” with the following differences.

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Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).

The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was 79 or younger.

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Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.

Waiver of Withdrawal Charge—10 Years or Disability (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

•	The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or

•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Waiver of Withdrawal Charge—Hardship (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Waiver of Withdrawal Charge—5 Years and Age 59½ (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

•	The Owner is age 59½ or older; and

•	The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

Bonus Match (This rider was available for purchase ONLY prior to February 1, 2010) — This rider was not available in all states and was available only in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code. You could elect this rider at Contract issue or any time thereafter. Upon the Company’s acceptance of your election of the rider, the rider would be in effect as of the Valuation Date the Company received your rider election form or written request electing the rider.   You may cancel this rider at any time.

The rider provided for the Company to add a Bonus Amount to your Contract Value during the “Bonus Match Period,” which was the period that began on the date the rider was first in effect and ended on the earlier of: (1) the fifth anniversary of the rider’s date of issue, or (2) termination of the rider. The Company would apply the Bonus Amount only to the first $10,000 in salary reduction Purchase Payments in any Contract Year. You could have in effect on your Contract both a Bonus Match Rider and an Extra Credit Rider; provided, however, that each rider calculated the Bonus Amount and Credit Enhancement amount, respectively, on the basis of Purchase Payments, which did not include any Bonus Amount or Credit Enhancement. See “Extra Credit.”

The Bonus Amount was an amount equal to the applicable percentage of Purchase Payments applied to your Contract under a salary reduction arrangement while the rider was in effect. The Company would apply Bonus Amounts to your Contract Value on the Valuation Date next following the Valuation Date on which such salary reduction Purchase Payment was applied. As set forth in the applicable table below, the Bonus Amount percentage was based on the amount of Contract Value as of the date that the Bonus Amount was applied. Bonus Amounts would be allocated among the Subaccounts in the same proportion as the applicable salary reduction Purchase Payment.

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The Company applied the Bonus Amount percentage under Table 1 or 2 below based upon whether you had in effect an active affinity credit card. Table 1 applies to salary reduction Purchase Payments received if you did not have an active affinity credit card as of the date of receipt of such Purchase Payment:

Table 1

Contract Value as of Date Bonus Amount is Applied	Bonus Amount (As a % of Salary Reduction Purchase Payments)
Less than $50,000	1%
$50,000 up to $100,000	2%
$100,000 up to $250,000	3%
$250,000 or more	4%

Table 2 applied if you had: (1) completed the affinity credit card application provided by the Company; (2) received approval from the affinity credit card issuer selected by the Company; (3) made first use of the affinity credit card; and (4) your affinity credit card was active upon the date of receipt of the salary reduction Purchase Payment. The Company required that you keep the affinity credit card active and enter into a new affinity credit card arrangement if any current card arrangement was terminated to keep the Bonus Amount in Table 2 in effect.

Table 2
Contract Value as of Date Bonus Amount is Applied	Bonus Amount (As a % of Salary Reduction Purchase Payments)
Less than $50,000	4%
$50,000 up to $100,000	6%
$100,000 up to $250,000	8%
$250,000 or more	10%

During the Bonus Match Period, if the Owner did not maintain an active affinity credit card, the Bonus Amount in Table 2 would terminate automatically, and the Bonus Amount percentage under Table 1 would apply to salary reduction Purchase Payments received while the affinity credit card was not active. If the Owner later reactivated the credit card, the Bonus Amount percentage under Table 2 would apply to salary reduction Purchase Payments received after the Company received notice from the affinity credit card issuer that you had reactivated the card and first use had occurred for so long as the credit card was active. The Owner may have elected not to apply for the affinity credit card and receive Bonus Amounts only under Table 1 above.

The Company guaranteed that it would pay the applicable Bonus Amounts during the Bonus Match Period. In its sole discretion, the Company could add Bonus Amounts to your Contract Value after the fifth anniversary of the rider’s date of issue, but any such additional Bonus Amounts were not guaranteed and would be paid only while the rider is in effect.

At the end of each calendar year while this rider is in effect, the Company in its sole discretion could elect to add to Contract Value an “Additional Amount” equal to: (a) amounts the Company earned during the calendar year in connection with credit card purchases by all owners of the rider under the credit card arrangement (currently 1.10% of credit card purchases), net of any amounts deducted by the Company to administer the credit card arrangement; less (b) Bonus Amounts added to Contract Value of owners of the rider during the calendar year; plus (c) a portion of sponsorship dollars, if any, solicited or contributed by the Company and accrued during the calendar year. The Additional Amount would be determined by the Company and allocated to the Owner on the basis of the amount of salary reduction Purchase Payments applied to the Contract during the calendar year relative to salary reduction Purchase Payments made by other owners of the rider. The Company would add any such Additional Amounts to Contract Value on a Valuation Date not later than the last Valuation Date of January in the following calendar year; provided that the rider was in effect on that date and the Additional Amount is greater than $0.

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At any time after the fifth anniversary of the rider’s date of issue, the Company reserved the right to terminate the rider and make no further payments of Bonus Amounts or Additional Amounts. Effective upon the date of any rider termination, the Company would stop deducting the rider charge.

The Bonus Amounts and any Additional Amounts vested immediately but were subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amount or Additional Amount. In the event that you exercised your right to cancel during the free look period, the Company would reduce your Contract Value by the current value of any Bonus Amount or Additional Amount that had been applied to your Contract Value.

In the event that the death benefit under your Contract was based upon the sum of all Purchase Payments made by the Owner, Purchase Payments would not include any Bonus Amounts or Additional Amounts paid under this rider. In the event that the death benefit under your Contract was based upon Purchase Payments increased at an annual rate of interest (“Guaranteed Growth Death Benefit”), Purchase Payments would not include any Bonus Amounts or Additional Amounts paid under this rider. The Company would not recapture any Bonus Amounts or Additional Amounts from the death benefit under the Contract.

If you elected the Guaranteed Minimum Income Benefit Rider, neither Bonus Amounts nor Additional Amounts were included in Purchase Payments for the purpose of calculating benefits under the Guaranteed Minimum Income Benefit Rider.

The Company expected to make a profit from the charge for this rider and funded payment of the Bonus Amounts through the rider charge and amounts earned under the credit card arrangement.

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APPENDIX B

Riders Available for Purchase Only Prior to July 1, 2012

Annual Stepped Up Death Benefit   (This rider was available for purchase ONLY prior to July 1 , 2012) — This rider makes available an enhanced death benefit upon the death   of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals (including systematic withdrawals) and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The highest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Waiver of Withdrawal Charge   (This rider was available for purchase ONLY prior to July 1 , 2012)  — This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.

The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital”   or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.

The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,   training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner   attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

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If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchased the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

Alternate Withdrawal Charge   (This rider was available for purchase ONLY prior to July 1 , 2012)  — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which was available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchased this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider had not been approved in your state, you may have purchased a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.”

Waiver of Withdrawal Charge—15 Years or Disability   (This rider was available for purchase ONLY prior to July 1 , 2012)  — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:

•	The Contract has been in force for 15 or more Contract Years; or

•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

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NEA VALUEBUILDER VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2012

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the NEA Valuebuilder Variable Annuity dated May 1, 201 2 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-NEA-VALU or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Arrangements with Entities Associated with the NEA

The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.

The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation for the Improvement of Education and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2011 in the amount of approximately $[]. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge , the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the dividend on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.	the amount of dividend per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

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An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Rydex | SGI Large Cap Core Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge		0.75%
Plus: Optional Rider Charge	+	0.10%
Less: Minimum Charge	-	0.75%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Dividend Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Dividend Per Unit		$ 0.02415
Times: Number of Accumulation Units	X	5,000
Net Dividend Amount		$ 120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Rydex | SGI Large Cap Core Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for the 2011 tax year. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2011 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year.

4

Generally the Section 415(c) limit for 2011 is the lesser of (i) $49,000, or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$16,500 in 2011 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

5

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, the charge for Certain Waivers of the Withdrawal Charge of 0.25% , and the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of SBL Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, or for such portions of such periods, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

6

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2011, or for such portions of such periods, and for each of the specified periods ended December 31, 2011 and 2010, or for portions of such periods as disclosed in the financial statements, are set forth herein following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

[To be provided by amendment.]

7

SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2012

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Security Benefit Advisor Variable Annuity dated May 1, 201 2 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (“the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge , the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional Riders, other than the Bonus Match Rider, (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the dividend on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.	the amount of dividend per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Rydex | SGI Large Cap Core Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge		0.75%
Plus: Optional Rider Charge	+	0.10%
Less: Minimum Charge	-	0.75%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

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Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Dividend Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Dividend Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Rydex | SGI Large Cap Core Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for the 2011 tax year. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2011 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally the Section 415(c) limit for 2011 is the lesser of (i) $49,000, or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2011 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.

4

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, the charge for Certain Waivers of the Withdrawal Charge of 0.25% , and the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge

5

of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider or a Bonus Match Rider and, as such, will reflect any applicable Credit Enhancements or Bonus Amounts, respectively; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of SBL Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 2011 and for each of the specified periods ended December 31, 2011 and 2010, or for such portions of such periods, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 201 1 and for each of the specified periods ended December 31, 2011 and 2010, or for such portions of such periods, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

[To be provided by amendment.]

6

PART C
OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

a.	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011; and (2) the audited financial statements of Variable Annuity Account XIV – SecureDesigns Variable Annuity, Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity, and Variable Annuity Account XIV – NEA Valuebuilder Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, or for such portions of such periods as disclosed in the financial statements.

b.	Exhibits

(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
(2)	Not Applicable
(3)	(a) Service Facilities Agreement(ah)
(b) Marketing Organization Agreement(ad)
(c) SBL Variable Products Broker/Dealer Sales Agreement(ad)
(d) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7 00)(h)
(e) Marketing Organization Agreement Commission Schedule-SecureDesigns(i)
(f) Marketing Organization Agreement Commission Schedule – NEA(i)
(g) Marketing Organization Agreement Commission Schedule – AdvanceDesigns(ab)
(h) Marketing Organization Agreement Commission Schedule – AEA(n)
(i) Marketing Organization Agreement Commission Schedule – Security Benefit Advisor(n)
(j) NEA Valuebuilder Marketing Organization Agreement(i)
(k) AEA Valuebuilder Marketing Organization Agreement(n)
(l) NEA Valuebuilder Marketing Organization Agreement Annualization Amendment(i)
(m) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(p)
(4)	(a) Individual Contract (Form V6029 11 00)(g)
(b) Individual Contract-Unisex (Form V6029 11 00U)(g)
(c) Tax-Sheltered Annuity Endorsement (Form V6101 9 10)(ak)
(d) Withdrawal Charge Waiver Endorsement (Form V6052 10-10)(ak)

(e) Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6053 10-10)(ak)
(f) Individual Retirement Annuity Endorsement (Form V6849A R9 10)(ak)
(g) Roth IRA Endorsement (Form V6851A R9-10)(ak)
(h) Section 457 Endorsement (Form V6054 1 98)(c)
(i) 403a Endorsement (Form V6057 10 98)(d)
(j) Annual Stepped Up Death Benefit Rider (Form V6063 8 00)(a)
(k) Guaranteed Growth Death Benefit Rider (Form V6063 1 8 00)(a)
(l) Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063 2 8 00)(a)
(m) Disability Rider (Form V6064 8 00)(a)
(n) Guaranteed Income Benefit Rider (Form V6065 8 00)(a)
(o) Credit Enhancement Rider (Form V6067 8 00)(a)
(p) Alternative Withdrawal Charge Rider (Form V6069 10 00)(g)
(q) Loan Endorsement Rider (Form V6066 10 00)(i)
(r) Waiver of Withdrawal Charge Rider - 10 yrs or Disability (Form V6072 4 01)(i)
(s) Waiver of Withdrawal Charge Rider - 15 yrs or Disability (Form V6073 4 01)(i)
(t) Waiver of Withdrawal Charge Rider - 5 yrs and Age 59½ (Form V6074 4 01)(i)
(u) Waiver of Withdrawal Charge Rider - Hardship (Form V6075 4 01)(i)
(v) Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076 4 01)(h)
(w) Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4 01)(h)
(x) Enhanced Death Benefit Rider (Form V6078 4 01)(h)
(y) Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4 01)(h)
(z) DCA Plus Rider (Form V6080 4 01)(i)
(aa) Credit Enhancement Rider (Form V6084 11 01)(i)
(ab) Guaranteed Minimum Withdrawal Benefit (Form V6086 10-03)(l)
(ac) Total Protection (Forms V6087 10-3)(m)
(ad) Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(x)
(ae) Dollar for Dollar Combination Benefit Rider (Form V6095 R9-05)(x)
(af) Bonus Match Rider (Form V6093 10-05)(w)
(ag) Guaranteed Lifetime Withdrawal Benefit Rider (Form V6106 6-07)(ac)
(5)	(a) Application (Form V9001 9-05)(w)
(b) Application (Form V9201 6-07)(aj)
(c) Application – Unisex (Form V9001 9-05U)(w)
(d) Application – Unisex (Form V9201 U 6-07)(aj)
(e) Application (Form V9601 1-06)(aj)
(f) Application (Form V9601 U 1-06)(aj)
(g) Application (Form V9701 7-07)(aj)

(h) Application (Form V9701 7-07 U)(aj)
(c) Application (Form V9496 10-03)(q)
(d) Application (Form V9493 11-00)(g)
(e) Application (Form V9201 6-07)(ac)
(f) Application – Unisex (Form V9201 6-07U)(ac)
(6)	(a) Composite of Articles of Incorporation of SBL(o)
(b) Bylaws of SBL(ad)
(7)	Not Applicable
(8)	(a) Participation Agreement – ABN AMRO (Aston)(ab)
(b) Participation Agreement – AIM – Equity Funds(i)
(c) Participation Agreement – AIM – Growth Funds(i)
(d) Participation Agreement – AIM – Variable Insurance Funds(r)
(i) Amendments Nos. 1 and 2 to Participation Agreement – AIM – Variable Insurance Funds(r)
(ii) Amendment No. 3 to Participation Agreement – AIM – Variable Insurance Funds(x)
(e) Participation Agreement – American Century – Mutual Funds(s)
(i) Amendment Nos. 1 and 2 to Participation Agreement – American Century – Mutual Funds(af)
(ii) Amendment No. 3 to Participation Agreement – American Century – Mutual Funds(aj)
(f) Participation Agreement – American Century – Variable Insurance Funds(ak)
(g) Participation Agreement – Ariel(j)
(h) Participation Agreement – Baron(ab)
(i) Participation Agreement – Calamos(i)
(i) Amendment No. 1 to Participation Agreement – Calamos(ab)
(ii) Amendment No. 2 to Participation Agreement – Calamos(ai)
(j) Participation Agreement – Dreyfus – Mutual Funds(s)
(i) Amendment No. 1 to Participation Agreement – Dreyfus – Mutual Funds(af)
(k) Participation Agreement – Dreyfus – Variable Insurance Funds(r)
(i) Amendment No. 1 to Participation Agreement – Dreyfus – Variable Insurance Funds(r)
(l) Participation Agreement – Fidelity – Mutual Funds(t)
(i) Amendments Nos. 1 and 2 to Participation Agreement – Fidelity – Mutual Funds(t)
(ii) Amendment No. 3 to Participation Agreement – Fidelity – Mutual Funds(ab)
(m) Participation Agreement – Fidelity VIP(h)
(i) Amendment No. 1 to Participation Agreement – Fidelity VIP(h)
(ii) Amendment No. 2 to Participation Agreement – Fidelity VIP(x)
(n) Participation Agreement – Goldman Sachs – Mutual Funds (ab)
(o) Participation Agreement – Franklin Templeton(ak)
(p) Participation Agreement – Janus Aspen(af)

(q) Participation Agreement – Jennison – Mutual Funds(ab)
(r) Participation Agreement – Legg Mason(al)
(s) Participation Agreement – MFS(ak)
(t) Participation Agreement – Morgan Stanley(u)
(u) Participation Agreement – Neuberger Berman – AMT Funds(h)
(i) Amendments Nos. 1 and 2 to Participation Agreement – Neuberger Berman – AMT Funds(r)
(v) Participation Agreement – Neuberger Berman – Mutual Funds(ag)
(i) Amendment Nos. 1 and 2 to Participation Agreement – Neuberger Berman – Mutual Funds(ag)
(ii) Amendment No. 3 to Participation Agreement – Neuberger Berman – Mutual Funds(aj)
(w) Participation Agreement – Northern Lights (Dent)(af)
(x) Participation Agreement – Northern Trust(w)
(y) Participation Agreement – Oppenheimer(ak)
(z) Participation Agreement – PIMCO – Mutual Funds(s)
(i) Amendment No. 1 to Participation Agreement – PIMCO – Mutual Funds(s)
(ii) Amendment No. 2 to Participation Agreement – PIMCO – Mutual Funds(ab)
(aa) Participation Agreement – PIMCO – Variable Insurance Funds(ag)
(i) Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement – PIMCO – Variable Insurance Funds(ag)
(ab) Participation Agreement – Potomac (Direxion)(y)
(i) Amendment No. 1 to Participation Agreement – Potomac (Direxion)(y)
(ac) Participation Agreement – Royce – Capital Fund(r)
(ad) Participation Agreement – Royce – Mutual Funds (ab)
(ae) Participation Agreement – RS Partners (w)
(i) Amendments Nos. 1 and 2 to Participation Agreement – RS Partners(ab)
(af) Participation Agreement – Rydex – Mutual Funds(w)
(ag) Participation Agreement – Rydex – Variable Funds(h)
(i) Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement – Rydex – Variable Funds(t)
(ii) Amendment No. 6 to Participation Agreement – Rydex – Variable Funds(x)
(ah) Participation Agreement – Van Kampen – Insurance Funds(r)
(i) Amendment No. 1 to Participation Agreement – Van Kampen – Insurance Funds(x)
(ai) Participation Agreement – Van Kampen – Mutual Funds(s)
(i) Amendment No. 1 to Participation Agreement – Van Kampen – Mutual Funds(af)
(aj) Participation Agreement – Wells Fargo (Strong)(i)
(ak) Information Sharing Agreement – ABN AMRO (Aston)(ab)

(al) Information Sharing Agreement – AIM(aa)
(am) Information Sharing Agreement – American Century(aa)
(an) Information Sharing Agreement – Ariel(ab)
(ao) Information Sharing Agreement – Baron(ab)
(ap) Information Sharing Agreement – Calamos(ab)
(aq) Information Sharing Agreement – Dreyfus(aa)
(ar) Information Sharing Agreement – Fidelity Insurance(ab)
(as) Information Sharing Agreement – Fidelity Retail Funds(ab)
(at) Information Sharing Agreement – Goldman Sachs(ab)
(au) Information Sharing Agreement – Janus(ab)
(av) Information Sharing Agreement – Jennison(ab)
(aw) Information Sharing Agreement – Legg Mason(ai)
(ax) Information Sharing Agreement – MFS(aa)
(ay) Information Sharing Agreement – Neuberger Berman(aa)
(az) Information Sharing Agreement – Northern Trust(ab)
(ba) Information Sharing Agreement – Oppenheimer(aa)
(bb) Information Sharing Agreement – PIMCO(aa)
(bc) Information Sharing Agreement – Potomac(z)
(bd) Information Sharing Agreement – Royce(aa)
(be) Information Sharing Agreement – Rydex(aa)
(bf) Information Sharing Agreement – Security Funds(ab)
(bg) Information Sharing Agreement – T. Rowe Price(ab)
(bh) Information Sharing Agreement – Van Kampen(aa)
(bi) Information Sharing Agreement – Wells Fargo(z)
(bj) Participation Agreement – T. Rowe Price (Mutual Funds)(am)
(9)	Opinion of Counsel(h)
(10)	(a) Consent of Independent Registered Public Accounting Firm (to be provided by amendment)
(b) Consent of Counsel (to be provided by amendment)
(11)	Not Applicable
(12)	Not Applicable
(13)	Powers of Attorney of Howard R. Fricke, John F. Frye, John F. Guyot, Michael P. Kiley, James F. Mullery, and Douglas G. Wolff.

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 41180 (filed July 11, 2000).

(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 23723 (filed March 16, 1997).

(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 23723 (filed April 30, 1998).

(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 23723 (filed April 30, 1999).

(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002 89328 (filed May 1, 2000).

(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002 89328 (filed April 29, 1999).

(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 41180 (filed February 16, 2001).

(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 52114 (filed March 1, 2002).

(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 41180 (filed March 1, 2002).

(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 41180 (filed May 1, 2002.)

(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 52114 (filed February 18, 2004).

(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 111589 (filed December 29, 2003).

(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 41180 (filed April 30, 2003.)

(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(p)	Incorporated herein be reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333 41180 (filed April 29, 2005).

(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed April 28, 2006).

(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-124509 (filed April 28, 2006).

(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 6, 2007).

(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).

(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2008).

(ag)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2009).

(ah)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).

(ai)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2009).

(aj)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2010).

(ak)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011).

(al)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 2011)

(am)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2011).

Item 25.                 Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Howard R. Fricke*	Director

John F. Frye*	Senior Vice President, Chief Financial Officer, Treasurer and Director

John F. Guyot*	Senior Vice President, General Counsel, Secretary and Director

James F. Mullery*	Senior Vice President and Director

Kevin M. Watt*	Senior Vice President

Douglas G. Wolff*	Senior Vice President and Director

Roger S. Offerman*	Vice President

Michael P. Kiley*	Chief Executive Officer and Director

Christopher D. Swickard*	Vice President, Associate General Counsel and Assistant Secretary

Amy J. Lee*	Vice President, Associate General Counsel and Assistant Secretary

Carmen R. Hill*	Second Vice President and Chief Compliance Officer

*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2011, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CISI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BII

Name	Jurisdiction	Percent Of Voting Securities Owned
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V. (BESA)	Mexico	99% by BEI 1% by BEMI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Controladora Briggs de Mexico, S. de R.L. de C.V	Mexico	99% by BEI 1% by BEMI
Crestpark LP, Inc.	Delaware	100% by CISI
Environment Plastic Solutions, Inc.	Delaware	100% by CISI
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	41% by SAI
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.

Name	Jurisdiction	Percent Of Voting Securities Owned
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by CISI
Parkway Mortgage, Inc.	Delaware	100% by CISI
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAI)	Delaware	100% by CISI
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEI
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Income Properties, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Sponsor Investments, L.L.C.	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by SRC
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity

Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

As depositor of the separate accounts, SBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of SBL Fund, a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to SBL Fund.  The purchasers of SBL’s variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27.	Number of Contractowners

As of January 31, 2012, there were 28,270 owners of Qualified Contracts and 8,628 owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.	Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

The Articles of Incorporation include the following provision:

        (a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

        (b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)(1)	Security Distributors, Inc. (“SDI”), a subsidiary of SBL, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Variable Annuity Account IX
Account XVI
Separate Account XIX
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following funds:

SBL Fund

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Mark J. Carr	President and Director
	James R. Schmank	Vice President and Director
	Amy J. Lee	Secretary and Chief Compliance Officer
	Julie Jacques	Treasurer
	Richard Wells	Director
	Christopher D. Swickard	Assistant Secretary
	Carmen R. Hill	Assistant Vice President

*One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)	(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
	Security Distributors, Inc.	$6,381,417.451	$6,704,290.702	$0	N/A

1   SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.  SDI passes through to selling broker-dealers all such amounts.
2   A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

(f)
Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 14th day of February 2012.

Security Benefit Life Insurance Company (the Depositor) – SBL Variable Annuity Account XIV (The Registrant)
By:	*
Michael P. KileyChief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on February 14, 2012.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley Chief Executive Officer and Director
By:	*
John F. Frye, Senior Vice President, Chief Financial Officer (and chief accounting officer), Treasurer, and Director
By:	*
John F. Guyot, Director
By:	*
Howard R. Fricke, Director
By:	*
James F. Mullery, Director
By:	*
Douglas G. Wolff, Director

*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(13)	Powers of Attorney of Howard R. Fricke, John F. Frye, John F. Guyot, Michael P. Kiley, James F. Mullery, and Douglas G. Wolff